UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   Form N-CSR

                         Certified Shareholder Report Of
                   Registered Management Investment Companies



                   Investment Company Act File Number 811-7662
                           U.S. Global Accolade Funds

                               7900 Callaghan Road
                              San Antonio, TX 78229
               (Address of principal executive offices) (Zip code)

                              Susan B. McGee, Esq.
                               7900 Callaghan Road
                              San Antonio, TX 78229
                     (Name and address of agent for service)

        Registrant' telephone number, including area code: 210-308-1234

                       Date of fiscal year end: October 31

                   Date of reporting period: October 31, 2003

Item 1. Reports to Stockholders.

U.S. GLOBAL ACCOLADE FUNDS



 ANNUAL REPORT


OCTOBER 31, 2003




 TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                             1

FUND MANAGERS' PERSPECTIVES                                        6

PORTFOLIOS OF INVESTMENTS                                         20

NOTES TO PORTFOLIOS OF INVESTMENTS                                29

STATEMENTS OF ASSETS AND LIABILITIES                              30

STATEMENTS OF OPERATIONS                                          31

STATEMENTS OF CHANGES IN NET ASSETS                               32

NOTES TO FINANCIAL STATEMENTS                                     34

FINANCIAL HIGHLIGHTS                                              41

INDEPENDENT AUDITORS' REPORT                                      44

TRUSTEES AND OFFICERS                                             45

ADDITIONAL INFORMATION                                            48

[USGI Logo]

P.O. Box 781234
San Antonio, Texas 78278-1234
Tel 1*800*US*FUNDS
Fax 1*210*308*1217
www.usfunds.com

 U.S. GLOBAL ACCOLADE FUNDS


Dear Shareholder:

Last year at this time we were facing a struggling
economy as the threat of war in Iraq, coupled with
earnings fears, left many investors in doubt.           [PHOTO of F.E.Holmes]
Although Iraq remains a concern, the economy has rebounded. Many investors, who kept a cool head and left their money in the market, are beginning to reap the rewards of maintaining long-term perspective during short-term volatility.
Because of the healthier economy and the investment decisions of our fund managers, all of our U.S. Global Accolade Funds have shown healthy returns since October 2002.

The next 12 months look promising to us as well. We are entering the home stretch of the presidential election cycle. What does that mean for investors? Well, historically, wars, recessions and bear markets have occurred during the first half of presidential terms--and bull markets during the second. This is partly because sitting presidents do everything they can to stimulate the economy when election time draws near. President George W. Bush is now entering his fourth year in office. With the situation in Iraq still uncertain, he has implemented tax credits designed to kick-start the economy, and so far it seems to be working.

The presidential election cycle is the subject of one of our latest research papers, available online at www.usfunds.com/cycle. (You can also obtain a printed copy by calling one of our representatives at 1-800-US-FUNDS.) This report contains the results of extensive research, some of which may surprise you. For example, did you know that the only severe stock-market loss in a pre-presidential-election year was in 1931, during the Great Depression? These and other exciting facts are covered in our special report, and we encourage you to get a free copy. There is no guarantee that this cycle will repeat itself, but with interest rates remaining at 42-year lows and consumer spending rising in response to tax credits, we believe the odds are in our favor.

Another free report we've published is entitled "The Wisdom of Diversification" (on the Web at www.usfunds.com/wisdom). It contains a chart, which is similar in appearance to the periodic

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 U.S. GLOBAL ACCOLADE FUNDS


table of elements we all had to study in chemistry class. But instead of elements, the chart displays asset classes and the way they have fluctuated over a 20-year time period. During those 20 years, not one investment category performed consistently. For example, in 1983 and 1984, the gold sector was the worst performer. By 1987, it was the best. Fast-forward to 1999, when, at the peak of the dot-com boom, small-cap growth stocks were the best performers. The next year they hit rock bottom. The purpose of the chart is to demonstrate why you need a well-balanced, diversified portfolio. By allocating your assets among a variety of categories, you protect yourself from unpredictable shifts in the market. In other words, you avoid putting all your eggs in one basket.

To keep your portfolio diversified, we recommend rebalancing at least once a year, using your age to determine what percentage to put into fixed-income investments. (For example, if you are 60 years old, 60 percent should be in fixed-income.) A good time to rebalance is on your birthday or between Christmas and New Year's Eve.

Because all asset classes have unique cycles, it's important to diversify among equities as well. The MegaTrends and Bonnel Growth Funds could comprise your domestic investments, while the Eastern European Fund could represent your international allocation. The key is balance. A balanced portfolio is a healthy portfolio.

The Bonnel Growth Fund(1) and the MegaTrends Fund(2) both performed well over the fiscal year, with returns of 16.91 percent and 25.38 percent, respectively. Fund manager Art Bonnel went to a 100 percent cash position early in the calendar year as a defensive position to the negative indicators in the market, then gradually reentered the market and by May was fully invested. Dr. Stephen Leeb, who manages the MegaTrends Fund, continued fine-tuning the portfolio across five major sectors: healthcare, energy, financial services, technology and consumer franchises. The fund seeks growth at a reasonable price, and Dr. Leeb brings 30 years of investment experience to the table. (Bonnel, too, has more than 30 years' experience managing money--there is just no substitute for experience!) The MegaTrends Fund earned a 4-star Morningstar Ranking(3) out of 757 U.S.-domiciled large blend funds for the five-year period ending October 31, 2003, based on a risk-adjusted return. To see the star rankings of all the U.S. Global Investors

 U.S. GLOBAL ACCOLADE FUNDS


family of funds, point your Web browser to www.usfunds.com/stars.

The Eastern European Fund(4) continues to show very strong returns--52.71 percent for the one-year period ending October 31, 2003. Overseas investments can be a good hedge against a weak dollar. They may also benefit from a stronger U.S. economy. With the largest gross domestic product in the world, what happens in the United States affects every region in the world. The Eastern European Fund has performed favorably compared to its benchmark, the MSCI Emerging Markets Eastern European Index (Russia at 30 percent market cap weighted).(5) Morningstar has given it a 5-star overall rating(3) as of October 31, 2003, out of 119 U.S.-domiciled Europe stock funds based on a risk-adjusted return. In addition, the fund received Lipper Leader(6) designations as of September 30, 2003 for Total Return (among 133 Emerging Market funds), Consistent Return (among 121 Emerging Market funds), Tax Efficiency (among 133 Emerging Market funds) and Preservation (among 6,771 equity funds). For those able to assume the risks of investing in emerging markets, the Eastern European Fund has done very well.

The next year promises to be interesting. The presidential election cycle will come to a close. It is a fair assumption that the Administration will do all it can to get President George W. Bush reelected, which could mean continued good news for the economy. That is our hope, of course, and, while there are no guarantees, our research has shown it to be a strong possibility.

Thank you for investing with us, and have a wonderful year.

Sincerely,

/s/ Frank Holmes
----------------
Frank Holmes
Chairman and CEO
U.S. Global Investors, Inc.

For more complete information about any U.S. Global fund, including charges and expenses, obtain a prospectus by visiting us at www.usfunds.com or call 1-800-US-FUNDS (1-800-873-8637). Read it carefully before you invest or send money. Performance data quoted represent past performance and investment return and principal value of an investment will fluctuate so that an investor's shares, when

 U.S. GLOBAL ACCOLADE FUNDS


redeemed, may be worth more or less than their original cost.
Distributed by U.S. Global Brokerage, Inc.


(1)The Bonnel Growth Fund's performance for the one-, five- and since-inception period is 8.16%, 3.52% and 10.88%, respectively, as of 9/30/03, and 16.91%, 5.90% and 12.07%, respectively, as of
   10/31/03. Inception date as of 10/17/94. Investing in small- and mid-cap stocks may be more risky and more volatile than investing in large-cap stocks.

(2)The MegaTrends Fund's performance for the one-, five- and 10-year period is 25.20%, 2.87% and 5.30%, respectively, as of 9/30/03, and 25.38%, 2.96%, and 5.94%, respectively, as of 10/31/03.

(3)For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating for a fund is derived from a weighted-average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics. For the period ending 10/31/03, the MegaTrends Fund was rated against the following numbers of U.S.-domiciled large blend funds over the following time periods: 1,060 funds in the last three years, 757 funds in the last five years, 249 funds in the last ten years and 1,060 funds for the overall period. The MegaTrends Fund received a Morningstar Rating of 3 stars, 4 stars, 2 stars and 3 stars for the three-year, five-year, ten-year and overall periods, respectively, ending 10/31/03. For the period ending 10/31/03, the Eastern European Fund was rated against the following numbers of U.S.-domiciled Europe stock funds over the following time periods: 119 funds in the last three years, 74 funds in the last five years and 119 funds for the overall period. With respect to these Europe stock funds, the Eastern European Fund received a Morningstar Rating of 5 stars for the three-year, five-year and overall periods, respectively, ending 10/31/03. Past performance is no guarantee of future results.

(4)The Eastern European Fund's performance for the one-, five-, and since inception period is 58.86%, 21.20%, and 10.39%, respectively, as of 9/30/03, and 52.71%, 19.36%, and 10.70%, respectively, as of 10/31/03. Inception date as of 3/31/97. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk.

(5)The MSCI Emerging Markets Eastern European Index (Russia at 30 percent market cap weighted) is a capitalization-weighted index that monitors the performance of emerging market stocks from all countries that make up the Eastern European Region.

(6)Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of 9/30/03. Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of 9/30/03. Lipper ratings for Preservation reflect funds' historical loss avoidance

 U.S. GLOBAL ACCOLADE FUNDS


   relative to other funds within the same asset class, as of 9/30/03. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed income funds. Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of 9/30/03. Tax Efficiency offers no benefit to investors in tax-sheltered accounts such as 401(k) plans. The Lipper ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Total Return, Consistent Return, Preservation, and Tax Efficiency metrics over the past three years. The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. The Eastern European Fund was rated among 133 Emerging Market funds for Total Return; 121 Emerging Market funds for Consistent Return; among 6,771 equity funds for Preservation; and among 133 Emerging Market funds for Tax Efficiency.

   Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2003, Reuters, All Rights Reserved.

 BONNEL GROWTH FUND


FUND MANAGER'S PERSPECTIVE
A Message from Art Bonnel

INTRODUCTION

The Bonnel Growth Fund focuses on mid-cap growth issues in sectors that have good growth prospects. Our primary objective is long-term capital appreciation.

PERFORMANCE

 BONNEL GROWTH FUND

[GRAPHIC: Performance chart plotted from data points shown below.]

                       BONNEL      S&P 500 STOCK      RUSSELL       S&P MID-CAP
   DATE             GROWTH FUND     STOCK INDEX      2000 INDEX      400 INDEX
 --------            ---------       ---------       ---------       ---------
10/17/94             $ 10,000.00     $10,000.00     $10,000.00     $10,000.00
10/31/94             $ 10,010.00      10,078.53      10,001.31      10,114.15
11/30/94             $ 10,030.00       9,711.94       9,597.39       9,658.30
12/31/94             $ 10,090.00       9,855.81       9,855.24       9,746.63
01/31/95             $  9,859.31      10,111.22       9,730.90       9,848.04
02/28/95             $ 10,491.19      10,504.89      10,135.70      10,364.00
03/31/95             $ 10,942.53      10,814.37      10,310.26      10,543.57
04/30/95             $ 11,423.97      11,132.57      10,539.51      10,755.05
05/31/95             $ 11,594.47      11,576.85      10,720.73      11,014.30
06/30/95             $ 12,677.69      11,845.28      11,276.83      11,462.46
07/31/95             $ 14,121.99      12,237.92      11,926.49      12,060.19
08/31/95             $ 14,252.38      12,268.47      12,173.21      12,282.88
09/30/95             $ 14,854.17      12,785.93      12,390.56      12,580.64
10/31/95             $ 14,523.18      12,740.24      11,836.42      12,256.99
11/30/95             $ 14,804.02      13,298.89      12,333.68      12,791.88
12/31/95             $ 14,653.02      13,555.06      12,659.11      12,759.89
01/31/96             $ 14,442.94      14,015.87      12,645.58      12,944.58
02/29/96             $ 15,031.16      14,146.26      13,039.67      13,384.42
03/31/96             $ 15,734.93      14,282.46      13,305.06      13,544.71
04/30/96             $ 17,604.63      14,492.84      14,016.51      13,957.99
05/31/96             $ 19,085.69      14,865.97      14,568.90      14,146.56
06/30/96             $ 17,552.11      14,922.65      13,970.66      13,934.45
07/31/96             $ 15,734.93      14,263.73      12,750.38      12,991.98
08/31/96             $ 16,564.74      14,565.05      13,490.75      13,741.06
09/30/96             $ 18,014.29      15,384.08      14,017.93      14,339.71
10/31/96             $ 17,909.25      15,808.22      13,801.88      14,381.44
11/30/96             $ 18,746.40      17,002.07      14,370.54      15,191.19
12/31/96             $ 18,746.40      16,665.28      14,747.17      15,207.83
01/31/97             $ 18,884.24      17,705.88      15,041.92      15,778.53
02/28/97             $ 17,219.54      17,844.89      14,677.19      15,649.02
03/31/97             $ 16,318.27      17,113.04      13,984.63      14,982.83
04/30/97             $ 16,593.95      18,133.75      14,023.60      15,371.13
05/31/97             $ 18,385.89      19,236.98      15,583.72      16,714.40
06/30/97             $ 19,552.24      20,098.32      16,251.61      17,183.80
07/31/97             $ 21,386.58      21,696.62      17,007.82      18,884.45
08/31/97             $ 21,715.28      20,482.05      17,397.00      18,861.46
09/30/97             $ 23,178.52      21,603.14      18,670.33      19,945.14
10/31/97             $ 20,867.03      20,882.47      17,850.16      19,078.01
11/30/97             $ 20,873.45      21,848.37      17,734.66      19,360.68
12/31/97             $ 20,680.06      22,223.32      18,045.13      20,111.65
01/31/98             $ 20,821.88      22,468.88      17,760.31      19,728.69
02/28/98             $ 22,381.91      24,088.50      19,073.60      21,362.60
03/31/98             $ 23,323.09      25,321.04      19,860.16      22,325.65
04/30/98             $ 23,556.23      25,575.66      19,970.09      22,732.95
05/31/98             $ 22,295.22      25,136.66      18,894.56      21,710.91
06/30/98             $ 23,894.24      26,156.95      18,934.30      21,847.54
07/31/98             $ 23,218.23      25,879.13      17,401.48      21,001.44
08/31/98             $ 19,708.19      22,141.39      14,022.51      17,095.26
09/30/98             $ 21,216.21      23,559.86      15,119.87      18,690.81
10/31/98             $ 21,034.21      25,474.53      15,736.56      20,359.13
11/30/98             $ 23,010.23      27,017.86      16,560.99      21,375.16
12/31/98             $ 26,293.20      28,573.74      17,585.75      23,955.74
01/31/99             $ 28,175.12      29,768.15      17,819.48      23,023.49
02/28/99             $ 25,540.43      28,843.12      16,376.17      21,818.40
03/31/99             $ 27,825.62      29,996.80      16,631.84      22,427.91
04/30/99             $ 27,664.32      31,158.41      18,122.20      24,196.10
05/31/99             $ 27,422.35      30,423.68      18,386.94      24,301.21
06/30/99             $ 29,949.51      32,110.77      19,218.36      25,601.62
07/31/99             $ 29,519.36      31,109.09      18,691.08      25,058.08
08/31/99             $ 30,702.28      30,955.08      17,999.28      24,199.37
09/30/99             $ 31,266.86      30,107.53      18,003.21      23,453.22
10/31/99             $ 33,834.34      32,011.94      18,076.13      24,647.48
11/30/99             $ 37,705.74      32,662.64      19,155.48      25,941.04
12/31/99             $ 47,707.86      34,585.20      21,323.88      27,481.48
01/31/00             $ 48,451.36      32,847.76      20,981.42      26,707.96
02/29/00             $ 64,715.41      32,226.62      24,446.19      28,576.01
03/31/00             $ 61,447.11      35,377.27      22,834.44      30,966.34
04/30/00             $ 55,049.92      34,313.29      21,460.34      29,884.58
05/31/00             $ 48,141.57      33,611.05      20,209.60      29,511.34
06/30/00             $ 50,495.98      34,439.80      21,971.36      29,945.34
07/31/00             $ 46,004.01      33,901.85      21,264.49      30,418.80
08/31/00             $ 52,447.67      36,006.45      22,886.95      33,813.16
09/30/00             $ 48,497.83      34,106.04      22,214.25      33,581.71
10/31/00             $ 44,935.23      33,961.38      21,222.68      32,442.28
11/30/00             $ 38,932.32      31,285.83      19,044.13      29,995.12
12/31/00             $ 39,490.57      31,439.31      20,679.68      32,289.25
01/31/01             $ 38,374.08      32,554.07      21,756.29      33,007.75
02/28/01             $ 33,163.81      29,587.65      20,328.81      31,125.13
03/31/01             $ 30,248.53      27,714.30      19,334.40      28,812.56
04/30/01             $ 30,537.99      29,866.28      20,846.92      31,989.89
05/31/01             $ 30,351.91      30,066.63      21,359.36      32,734.67
06/30/01             $ 29,545.56      29,335.12      22,096.89      32,602.56
07/31/01             $ 28,615.16      29,046.23      20,900.74      32,116.65
08/31/01             $ 27,746.78      27,229.70      20,225.65      31,066.72
09/30/01             $ 26,547.59      25,031.02      17,503.11      27,203.42
10/31/01             $ 26,712.99      25,508.61      18,527.32      28,406.72
11/30/01             $ 27,540.02      27,464.80      19,961.68      30,519.36
12/31/01             $ 28,718.53      27,705.55      21,193.75      32,095.52
01/31/02             $ 28,821.91      27,301.45      20,973.34      31,928.71
02/28/02             $ 28,449.75      26,774.82      20,398.57      31,967.63
03/31/02             $ 29,504.21      27,781.81      22,037.35      34,252.45
04/30/02             $ 30,537.99      26,098.07      22,238.10      34,092.25
05/31/02             $ 30,021.10      25,907.56      21,250.73      33,516.09
06/30/02             $ 28,015.56      24,062.94      20,196.69      31,062.71
07/31/02             $ 24,542.04      22,188.43      17,146.99      28,052.73
08/31/02             $ 23,549.61      22,332.66      17,104.12      28,193.00
09/30/02             $ 23,322.18      19,907.33      15,876.05      25,926.28
10/31/02             $ 23,963.12      21,657.19      16,385.67      27,048.89
11/30/02             $ 25,741.23      22,930.63      17,847.27      28,612.31
12/31/02             $ 23,115.42      21,584.60      16,853.18      27,436.35
01/31/03             $ 23,570.29      21,021.24      16,386.34      26,635.21
02/28/03             $ 23,322.18      20,705.93      15,891.48      26,001.29
03/31/03             $ 22,267.72      20,904.70      16,096.48      26,219.70
04/30/03             $ 22,557.18      22,627.25      17,622.42      28,120.63
05/31/03             $ 23,715.02      23,817.44      19,513.31      30,449.02
06/30/03             $ 23,818.39      24,122.31      19,866.50      30,838.76
07/31/03             $ 24,500.69      24,546.86      21,110.14      31,933.54
08/31/03             $ 25,431.10      25,025.52      22,076.99      33,380.13
09/30/03             $ 25,224.34      24,760.25      21,668.56      32,869.41
10/31/03             $ 28,015.56      26,159.21      23,488.72      35,354.34

                                                      For the Periods Ended
 AVERAGE ANNUAL PERFORMANCE                                October 31, 2003
                                           One Year   Five Year   Inception
  Bonnel Growth Fund
    (Inception 10/17/94)                    16.91%     5.90%       12.07%
  -------------------------------------------------------------------------
  S&P 500 Total Return Index                20.79%     0.53%       11.22%
  -------------------------------------------------------------------------
  S&P Mid-Cap 400 Index                     30.71%    11.67%       14.99%
  -------------------------------------------------------------------------
  Russell 2000 Index(R)                     43.35%     8.34%        9.90%

  Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Investing in small- and mid-cap stocks may be more risky and more volatile than investing in large-cap stocks. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Total Return
  Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The S&P Mid-Cap 400 Index is a capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market. The Russell 2000 Index(R) is a U.S. equity index measuring the performance of the 2,000 smallest companies in the Russell 3000(R), a widely recognized small-cap index.
  The returns for the indexes reflect no deduction for fees, expenses or taxes.

 BONNEL GROWTH FUND


THE YEAR IN REVIEW - ECONOMIC AND
POLITICAL ISSUES THAT AFFECTED THE FUND

What a difference a year can make. Last year at this time, all the major stock indexes, including the Dow Jones Industrial Average,(1) S&P 500 Total Return Index,(2) and the Nasdaq Composite Index,(3) were at multi-year lows. Scandals were rocking Wall Street. To refresh your memory, companies involved included Martha Stewart Omnimedia, Inc.,(4) Enron Corp.(4) and Tyco International Ltd.(4) We still have these scandals to deal with, but time has put them on the back burner. We now have new revelations to deal with--this time within the mutual fund industry. Late-trading and market-timing are the major headlines. And of course, we must not forget the war with Iraq. Every night, the first news item is the amount of new deaths from terrorists in Iraq. It is hard to focus on any of the economic news that really drives stock prices.

In the past 12 months, we have seen United Air Lines, Inc.(4) file for bankruptcy, California Governor Davis ousted in a recall election and the Federal Reserve lower interest rates to the lowest rate in almost 45 years. So what has the stock market done? It has rallied. Actually, the lowest point in the market during the past 12 months was in March of this year. Since that time, the Dow has risen from its low of 7,524 to close out October at 9,801. Part of the reason for this is the presidential election cycle. If you have a moment, go to www.usfunds.com/cycle, where you will find a very interesting study on the presidential election cycle. Anyway, we are by general definition back into a bull market, and I am sure all of you will agree with me that bull markets are better than bear markets.

INVESTMENT HIGHLIGHTS

It has been an interesting year. Near the beginning of this calendar year, we were concerned about valuations, and that earnings reports were not coming in to our satisfaction, so we put the fund in a defensive stance by converting to a 100 percent cash position. Then, after the market bottomed out in March, cash was gradually committed to the market, and by May the fund had less than 5 percent of its net assets invested in cash, which is considered fully invested. As October 2003 ended, the fund continued to hold very little cash. During most of our fiscal year, the fund had net redemptions, not large but consistent, which forced us to hold a larger cash position than we would have normally. But because of our cash position, we were never forced to liquidate any stock holding at an inopportune time. A positive sign for the fund is that recently we have had positive cash flow. Some of the issues helping the fund this year have been the homebuilders such as D.R. Horton, Inc.,(5) MDC Holdings, Inc.(6) and Pulte Homes, Inc.(7) Since homebuilders are interest-rate sensitive, we are

 BONNEL GROWTH FUND


keeping a close eye on rates, and if we see anything which could be detrimental, we will liquidate them. A pleasant surprise has been how well the technology issues have done. Some tech issues adding value to the fund were Brightpoint, Inc.,(8) Emulex Corp.,(9) Intel Corp.(10) and Informatica Corp.(11) Do take a moment to look over our holdings and you will see healthcare, retailing, restaurants, transportation and many other industries as we endeavor to keep the fund diversified.

CURRENT OUTLOOK

In last year's report, we mentioned that we may look back on the conditions at the time as a buying opportunity. Well, it certainly was. So how do we feel about this coming year? There is not an easy answer. However, with interest rates remaining low, unemployment dropping, prices stable and the market showing good strength, the current upward trend could continue for some time. We must remember that 2004 is an election year and historically these are good years for the market. Then, looking out to 2005, according to the Stock Traders Almanac, the fifth year of a decade is the strongest year of the decade. We could easily be in for a bull market for the next few years. Let's hope so. In the meantime, we are going to continue to do what we have been doing for the past nine years--seeking out what we consider the strongest issues in the strongest industries for the fund.

>
 (1) The Dow Jones Industrial Average is a price-weighted average of 30 blue chip stocks that are generally leaders in their industry.

 (2) The S&P 500 Total Return Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies.

 (3) The Nasdaq Composite Index is a capitalization-weighted index of all Nasdaq National Market and SmallCap stocks.

 (4) The fund did not hold this security as of 10/31/03.

 (5) This security comprised 0.97% of the fund's total net assets as of 10/31/03.

 (6) This security comprised 1.63% of the fund's total net assets as of 10/31/03.

 (7) This security comprised 1.05% of the fund's total net assets as of 10/31/03.

 (8) This security comprised 2.35% of the fund's total net assets as of 10/31/03.

 (9) This security comprised 0.34% of the fund's total net assets as of 10/31/03.

(10) This security comprised 1.20% of the fund's total net assets as of 10/31/03.

(11) This security comprised 2.65% of the fund's total net assets as of 10/31/03.

 BONNEL GROWTH FUND


 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS    October 31, 2003

   LEGG MASON, INC.                                         3.04%
     FINANCIAL SERVICES
   --------------------------------------------------------------
   SANDISK CORP.                                            2.94%
     COMPUTERS & DATA PROCESSING
   --------------------------------------------------------------
   GENZYME CORP.                                            2.80%
     HEALTHCARE PRODUCTS, EQUIPMENT & SERVICES
   --------------------------------------------------------------
   INFORMATICA CORP.                                        2.66%
     COMPUTER SOFTWARE & HARDWARE
   --------------------------------------------------------------
   AMERITRADE HOLDING CORP.                                 2.49%
     FINANCIAL SERVICES
   --------------------------------------------------------------
   BRIGHTPOINT, INC.                                        2.36%
     ELECTRONICS & COMPONENTS
   --------------------------------------------------------------
   LUCENT TECHNOLOGIES, INC.                                2.34%
     TELECOMMUNICATIONS
   --------------------------------------------------------------
   AMERICAN STANDARD COMPANIES, INC.                        2.33%
     MANUFACTURING
   --------------------------------------------------------------
   JETBLUE AIRWAYS CORP.                                    2.11%
     AIRLINES
   --------------------------------------------------------------
   C.R. BARD, INC.                                          1.95%
     HEALTHCARE PRODUCTS, EQUIPMENT & SERVICES



 TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS          October 31, 2003

   HEALTHCARE PRODUCTS, EQUIPMENT & SERVICES               16.28%
   RETAIL                                                  14.23%
   ELECTRONICS & COMPONENTS                                 8.92%
   COMPUTER SOFTWARE & HARDWARE                             8.37%
   FINANCIAL SERVICES                                       8.15%

 MEGATRENDS FUND


FUND MANAGER'S PERSPECTIVE
A Message from Dr. Stephen Leeb

INTRODUCTION

The goal of the MegaTrends Fund is to seek long-term capital appreciation consistent with capital preservation. The fund is currently diversified among five industry groups: healthcare, energy, financial services, technology and consumer franchises. Within these sectors, we are buying growth at reasonable prices by selecting stocks whose projected earnings growth relative to their price-to-earnings ratio is substantially higher than that of our benchmark, the S&P 500 Total Return Index.

PERFORMANCE

MEGATRENDS FUND

[GRAPHIC: Performance chart plotted from data points shown below.]

                         MEGATRENDS     S&P 500 STOCK             RUSSELL
      DATE                  FUND         STOCK INDEX            1000 INDEX
    10/31/93             10,000.00         10,000.00            $10,000.00
    11/30/93              9,908.59          9,904.69             $9,933.13
    12/31/93             10,016.36         10,024.43            $10,103.97
    01/31/94             10,268.40         10,364.92            $10,338.40
    02/28/94             10,091.04         10,083.84            $10,149.00
    03/31/94             10,007.03          9,645.06             $9,658.31
    04/30/94              9,857.67          9,768.63             $9,702.67
    05/31/94              9,960.35          9,928.32             $9,849.68
    06/30/94              9,759.65          9,685.36             $9,558.31
    07/31/94              9,835.53         10,003.17             $9,884.78
    08/31/94              9,958.83         10,412.35            $10,435.08
    09/30/94              9,863.98         10,157.93            $10,294.03
    10/31/94              9,892.44         10,385.82            $10,535.73
    11/30/94              9,588.93         10,008.05            $10,198.01
    12/31/94              9,707.49         10,156.31            $10,368.86
    01/31/95              9,775.17         10,419.51            $10,590.70
    02/28/95             10,065.23         10,825.18            $11,034.38
    03/31/95             10,229.60         11,144.10            $11,356.21
    04/30/95             10,461.65         11,472.00            $11,604.54
    05/31/95             10,800.06         11,929.83            $12,008.49
    06/30/95             10,949.93         12,206.44            $12,472.02
    07/31/95             11,067.56         12,611.05            $12,990.53
    08/31/95             11,096.97         12,642.53            $13,004.45
    09/30/95             11,214.61         13,175.77            $13,603.75
    10/31/95             11,253.82         13,128.69            $13,613.01
    11/30/95             11,665.55         13,704.37            $14,142.78
    12/31/95             12,058.35         13,968.35            $14,223.57
    01/31/96             12,259.49         14,443.21            $14,699.04
    02/29/96             12,299.72         14,577.58            $14,967.89
    03/31/96             12,289.66         14,717.93            $14,987.09
    04/30/96             12,571.26         14,934.72            $15,381.76
    05/31/96             12,812.63         15,319.23            $15,919.48
    06/30/96             12,822.48         15,377.63            $15,940.67
    07/31/96             12,105.70         14,698.62            $15,006.96
    08/31/96             12,458.40         15,009.14            $15,394.35
    09/30/96             12,867.99         15,853.14            $16,514.81
    10/31/96             13,505.14         16,290.20            $16,614.80
    11/30/96             14,085.39         17,520.46            $17,861.73
    12/31/96             13,914.73         17,173.40            $17,512.10
    01/31/97             14,644.64         18,245.73            $18,740.49
    02/28/97             14,343.41         18,388.97            $18,614.00
    03/31/97             14,030.59         17,634.81            $17,606.79
    04/30/97             14,250.72         18,686.65            $18,775.58
    05/31/97             15,223.94         19,823.51            $20,130.47
    06/30/97             15,584.26         20,711.11            $20,936.38
    07/31/97             16,650.25         22,358.15            $22,787.91
    08/31/97             16,105.67         21,106.54            $21,454.22
    09/30/97             16,974.68         22,261.82            $22,509.78
    10/31/97             16,105.67         21,519.17            $21,678.05
    11/30/97             16,163.60         22,514.52            $22,598.52
    12/31/97             16,083.65         22,900.90            $22,851.48
    01/31/98             16,151.46         23,153.96            $23,534.88
    02/28/98             17,046.50         24,822.95            $25,305.62
    03/31/98             17,778.81         26,093.08            $26,314.17
    04/30/98             18,063.60         26,355.46            $26,678.38
    05/31/98             17,331.29         25,903.08            $25,921.48
    06/30/98             17,358.41         26,954.47            $27,508.79
    07/31/98             16,165.02         26,668.18            $27,326.68
    08/31/98             13,778.24         22,816.48            $23,225.62
    09/30/98             14,591.92         24,278.19            $25,009.61
    10/31/98             15,392.03         26,251.24            $27,020.07
    11/30/98             15,961.60         27,841.63            $29,074.91
    12/31/98             16,450.08         29,444.95            $31,696.58
    01/31/99             16,772.95         30,675.77            $33,558.06
    02/28/99             16,159.50         29,722.55            $32,025.04
    03/31/99             16,934.38         30,911.39            $33,711.69
    04/30/99             17,483.26         32,108.42            $33,754.74
    05/31/99             17,176.53         31,351.29            $32,717.06
    06/30/99             17,838.41         33,089.82            $35,008.96
    07/31/99             17,773.84         32,057.60            $33,896.44
    08/31/99             17,854.55         31,898.90            $34,450.05
    09/30/99             17,111.96         31,025.50            $33,726.25
    10/31/99             17,370.25         32,987.97            $36,273.78
    11/30/99             17,725.41         33,658.51            $38,230.60
    12/31/99             19,285.52         35,639.69            $42,207.16
    01/31/00             18,321.24         33,849.28            $40,227.82
    02/29/00             18,481.95         33,209.20            $42,194.58
    03/31/00             20,678.36         36,455.92            $45,214.25
    04/30/00             20,606.93         35,359.50            $43,062.73
    05/31/00             21,035.50         34,635.84            $40,894.66
    06/30/00             20,214.08         35,489.87            $43,993.79
    07/31/00             20,803.36         34,935.51            $42,159.48
    08/31/00             22,428.34         37,104.28            $45,977.11
    09/30/00             22,053.35         35,145.92            $41,627.72
    10/31/00             22,089.06         34,996.85            $39,658.32
    11/30/00             20,941.51         32,239.73            $33,812.35
    12/31/00             22,508.15         32,397.89            $32,742.21
    01/31/01             23,241.90         33,546.64            $35,004.32
    02/28/01             22,389.17         30,489.77            $29,297.41
    03/31/01             21,199.31         28,559.31            $25,898.96
    04/30/01             23,122.91         30,776.89            $29,174.91
    05/31/01             23,261.73         30,983.36            $28,745.12
    06/30/01             22,250.35         30,229.54            $28,079.62
    07/31/01             21,001.00         29,931.84            $27,377.67
    08/31/01             19,057.57         28,059.93            $25,139.40
    09/30/01             17,173.62         25,794.21            $22,628.98
    10/31/01             18,244.50         26,286.36            $23,816.31
    11/30/01             18,799.76         28,302.19            $26,104.24
    12/31/01             19,652.49         28,550.28            $26,055.24
    01/31/02             18,107.76         28,133.87            $25,595.01
    02/28/02             17,464.12         27,591.18            $24,532.83
    03/31/02             19,073.22         28,628.87            $25,381.11
    04/30/02             18,472.49         26,893.80            $23,309.72
    05/31/02             18,215.03         26,697.47            $22,746.19
    06/30/02             16,219.74         24,796.61            $20,641.69
    07/31/02             13,816.82         22,864.96            $19,507.33
    08/31/02             14,589.19         23,013.58            $19,565.60
    09/30/02             13,430.63         20,514.30            $17,535.93
    10/31/02             14,203.00         22,317.51            $19,144.44
    11/30/02             14,353.19         23,629.78            $20,184.11
    12/31/02             13,727.94         22,242.71            $18,790.15
    01/31/03             13,986.96         21,662.18            $18,333.89
    02/28/03             13,986.96         21,337.24            $18,249.80
    03/31/03             13,641.60         21,542.08            $18,589.50
    04/30/03             14,375.49         23,317.15            $19,964.25
    05/31/03             15,735.33         24,543.63            $20,960.47
    06/30/03             16,037.52         24,857.79            $21,249.72
    07/31/03             16,318.12         25,295.29            $21,778.84
    08/31/03             17,289.44         25,788.55            $22,321.13
    09/30/03             16,814.57         25,515.19            $22,082.30
    10/31/03             17,807.47         26,956.79            $23,323.32


                                                     For the Periods Ended
 AVERAGE ANNUAL PERFORMANCE                               October 31, 2003
                                           One Year   Five Year   Ten Year
  MegaTrends Fund                           25.38%      2.96%       5.94%
  ------------------------------------------------------------------------
  S&P 500 Total Return Index                20.79%      0.53%      10.42%
  ------------------------------------------------------------------------
  Russell 1000 Growth Index(R)              21.83%     (2.90)%      8.84%

  Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Total Return Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S.
  companies. The Russell 1000 Growth Index(R) includes those common stocks of the Russell 1000 Index(R) with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index(R) is an index of common stocks of the 1,000 largest U.S. companies measured by total market capitalization. The returns for the indexes reflect no deduction for fees, expenses or taxes.

 MEGATRENDS FUND


THE YEAR IN REVIEW - ECONOMIC AND
POLITICAL ISSUES THAT AFFECTED THE FUND

The past year has seen a sustained and powerful advance in the stock market, with the S&P 500 Total Return Index rising more than 20 percent. More often than not, a stronger economy and stronger market do go together, as was the case this year. Stronger stocks bolstered not just consumer confidence but business confidence as well. With the recovery in corporate spending, together with monetary and fiscal stimulus, stocks should continue the advance.

CURRENT OUTLOOK

The economic conditions underlying this new bull market are almost all favorable. The ultra-low interest rates, the lower dollar (which has a positive influence on corporate profits) and inflation (which is still low to nonexistent) are just part of the litany of bullish factors. Even labor market conditions, historically a lagging indicator, have begun to improve.

On the other hand, there are some clouds on the horizon. Gold and many other commodities are sitting at multi-year highs. Oil and natural gas prices are historically high, and this makes us think that higher inflation is unavoidable longer-term. For the next six to twelve months we remain bullish, as we continue concentrating on stocks that will provide strong, reliable growth in any economic conditions.

INVESTMENT HIGHLIGHTS

We are concerned with rising commodity prices and the potential for inflation. Any stock that can grow faster than inflation and is not overvalued is almost by definition inflation insurance. More direct inflation insurance is found in our energy holdings, which range from fairly leveraged oilfield service businesses such as Schlumberger Ltd.,(1) to leveraged drillers such as Noble Drilling Corp.,(2) to oil and gas producers such as Patina Oil & Gas Corp.,(3) Devon Energy Corp.(4) and PetroChina Company Ltd.(5) We are overweight in energy not only because we believe that energy prices will remain high but, equally important, because most energy stocks are valued as if energy prices are going to fall--very unlikely in a world in which growth is likely to remain strong.

In the healthcare sector, we continue to fine-tune our portfolio towards the best growers in the industry. We have positions in biotechnology (Genzyme Corp.(6) and IDEC Pharmaceuticals Corp.(7)), as well as a

 MEGATRENDS FUND


position in Waters Corp.,(8) the equipment manufacturer for the industry. Our financial stocks continue to offer strong fundamentals. Citigroup, Inc.(9) and AFLAC, Inc.,(10) two of our favorite financial stocks, are worldwide market leaders that trade at a discount to the S&P 500.

We continued fine-tuning the portfolio, making changes in the technology sector, where our long-term holding, Intel Corp.,(11) almost doubled. Our other technology holdings range from defense to software, and most of them have outperformed the market. Our picks for franchises, with uniqueness of the brand and strong market position, are Time Warner, Inc.(12) with the best collection of media assets in the world, and Tiffany & Co.(13) Our newly opened position in eBay, Inc.,(14) one of the biggest retailers in the country and the proven Internet leader, gives us more opportunities to participate in a consumer-driven worldwide economic recovery.

To hedge against inflation, we initiated several positions in mining stocks, although we did close out our most speculative position, Zimbabwe Platinum Mines Ltd.,(15) with a significant gain.

In sum, this past year was very gratifying for the MegaTrends Fund because we outperformed the market despite being underweight in technology and telecom, the two hottest sectors. Currently, the fund is well-positioned to take advantage of market gains, and at the same time is partially hedged against inflation. Were economic conditions to take a sudden turn for the worse, we would consider taking positions in zero coupon bonds as a hedge against deflation.

<
(1) This security comprised 1.37% of the fund's total net assets as of 10/31/03.

(2) This security comprised 1.39% of the fund's total net assets as of 10/31/03.

(3) This security comprised 5.28% of the fund's total net assets as of 10/31/03.

(4) This security comprised 4.31% of the fund's total net assets as of 10/31/03.

(5) This security comprised 3.85% of the fund's total net assets as of 10/31/03.

(6) This security comprised 2.82% of the fund's total net assets as of 10/31/03.

(7) This security comprised 1.28% of the fund's total net assets as of 10/31/03.

(8) This security comprised 1.27% of the fund's total net assets as of 10/31/03.

(9) This security comprised 2.87% of the fund's total net assets as of 10/31/03.

(10) This security comprised 1.77% of the fund's total net assets as of 10/31/03.

(11) This security comprised 4.01% of the fund's total net assets as of 10/31/03.

(12) This security comprised 2.78% of the fund's total net assets as of 10/31/03.

(13) This security comprised 5.75% of the fund's total net assets as of 10/31/03.

(14) This security comprised 1.99% of the fund's total net assets as of 10/31/03.

(15) The fund did not hold this security as of 10/31/03.

 MEGATRENDS FUND


 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS    October 31, 2003

   TIFFANY & CO.                                            5.60%
     RETAIL
   --------------------------------------------------------------
   PATINA OIL & GAS CORP.                                   5.14%
     OIL & GAS EXTRACTION & SERVICES
   --------------------------------------------------------------
   BERKSHIRE HATHAWAY, INC., CLASS B                        4.79%
     HOLDING COMPANY
   --------------------------------------------------------------
   DEVON ENERGY CORP.                                       4.20%
     OIL & GAS EXTRACTION & SERVICES
   --------------------------------------------------------------
   INTEL CORP.                                              3.90%
     ELECTRONICS & COMPONENTS
   --------------------------------------------------------------
   PETROCHINA COMPANY LTD.                                  3.75%
     OIL & GAS EXTRACTION & SERVICES
   --------------------------------------------------------------
   NORTHROP GRUMMAN CORP.                                   3.52%
     AIRCRAFT & DEFENSE
   --------------------------------------------------------------
   PFIZER, INC.                                             3.21%
     PHARMACEUTICALS
   --------------------------------------------------------------
   WELLS FARGO & COMPANY                                    3.10%
     FINANCIAL SERVICES
   --------------------------------------------------------------
   WALGREEN CO.                                             3.07%
     RETAIL



 TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS          October 31, 2003

   OIL & GAS EXTRACTION & SERVICES                         23.71%
   FINANCIAL SERVICES                                      10.79%
   RETAIL                                                   9.94%
   METAL MINING                                             9.49%
   AIRCRAFT & DEFENSE                                       6.15%

 EASTERN EUROPEAN FUND


FUND MANAGER'S PERSPECTIVE
A Message from Stefan Bottcher and Andrew Wiles

INTRODUCTION

The investment objective of the Eastern European Fund is to achieve long-term capital growth by investing in a diversified portfolio of the equity securities of companies located in the emerging markets of Eastern Europe. The fund will focus its investments in companies located in the Eastern European Region, namely Albania, Belarus, Bulgaria, Croatia, Czech Republic, Estonia, FYR Macedonia, Hungary, Latvia, Lithuania, Moldova, Poland, Romania, Russia, Slovak Republic, Slovenia and Ukraine. While the fund may invest in companies of any size, it will emphasize companies that are large capitalization companies relative to the size of their local markets and generally have local brand name recognition in their industry.

PERFORMANCE

 EASTERN EUROPEAN FUND

[GRAPHIC: Performance chart plotted from data points shown below.]

                 EASTERN            S&P 500           MSCI Emerging
    DATE      EUROPEAN FUND       STOCK INDEX      Eastern Europ Index

  03/31/97     $ 10,000.00        $10,000.00          10,000.00
  04/30/97     $ 10,360.00         10,596.46           9,846.73
  05/31/97     $ 10,440.00         11,241.13           9,895.78
  06/30/97     $ 11,190.00         11,744.45          10,834.18
  07/31/97     $ 11,950.00         12,678.42          11,704.23
  08/31/97     $ 11,750.00         11,968.68          11,786.07
  09/30/97     $ 12,480.00         12,623.79          12,450.21
  10/31/97     $ 11,190.00         12,202.67          11,006.76
  11/30/97     $ 10,190.00         12,767.09           9,534.40
  12/31/97     $ 11,237.00         12,986.19          10,982.43
  01/31/98     $ 10,272.11         13,129.69           9,174.51
  02/28/98     $ 11,166.64         14,076.11          10,589.31
  03/31/98     $ 11,508.38         14,796.35          11,198.86
  04/30/98     $ 11,860.16         14,945.14          11,265.22
  05/31/98      $ 9,960.53         14,688.61           8,971.00
  06/30/98      $ 9,819.81         15,284.81           8,856.68
  07/31/98     $ 10,453.02         15,122.47           9,565.14
  08/31/98      $ 7,447.78         12,938.32           5,849.08
  09/30/98      $ 7,266.86         13,767.20           5,683.00
  10/31/98      $ 8,060.89         14,886.04           6,587.32
  11/30/98      $ 8,070.94         15,787.88           6,881.66
  12/31/98      $ 8,392.57         16,697.06           7,176.11
  01/31/99      $ 8,663.95         17,395.01           7,504.43
  02/28/99      $ 7,890.02         16,854.48           6,454.29
  03/31/99      $ 8,261.91         17,528.62           6,883.58
  04/30/99      $ 8,925.27         18,207.41           7,538.26
  05/31/99      $ 9,126.29         17,778.07           8,089.74
  06/30/99      $ 9,679.10         18,763.92           8,469.28
  07/31/99     $ 10,050.98         18,178.59           9,069.89
  08/31/99      $ 9,809.76         18,088.60           8,665.79
  09/30/99      $ 8,462.93         17,593.33           7,563.79
  10/31/99      $ 8,704.15         18,706.17           7,831.11
  11/30/99      $ 9,025.78         19,086.41           8,066.47
  12/31/99     $ 10,885.22         20,209.86           9,689.91
  01/31/00     $ 11,387.76         19,194.58          10,082.66
  02/29/00     $ 11,940.57         18,831.62          11,096.55
  03/31/00     $ 13,217.04         20,672.70          11,605.58
  04/30/00     $ 11,427.97         20,050.97          10,119.09
  05/31/00     $ 10,633.94         19,640.61           9,796.00
  06/30/00      $ 9,930.37         20,124.89           9,484.71
  07/31/00      $ 9,980.63         19,810.54           9,548.82
  08/31/00     $ 10,372.62         21,040.36           9,393.22
  09/30/00      $ 9,267.01         19,929.86           8,338.22
  10/31/00      $ 8,864.97         19,845.32           7,812.61
  11/30/00      $ 7,759.36         18,281.87           6,853.15
  12/31/00      $ 8,553.39         18,371.56           8,214.23
  01/31/01      $ 9,256.96         19,022.97           8,646.28
  02/28/01      $ 8,613.69         17,289.54           7,566.46
  03/31/01      $ 8,442.83         16,194.85           7,016.77
  04/30/01      $ 8,824.76         17,452.35           7,359.62
  05/31/01      $ 9,297.16         17,569.43           7,804.77
  06/30/01      $ 9,568.54         17,141.97           7,290.14
  07/31/01      $ 9,166.50         16,973.16           6,721.16
  08/31/01      $ 9,065.99         15,911.67           6,623.81
  09/30/01      $ 8,372.47         14,626.87           6,022.11
  10/31/01      $ 9,267.01         14,905.95           7,041.19
  11/30/01      $ 9,839.91         16,049.05           7,486.66
  12/31/01     $ 10,211.80         16,189.73           7,809.51
  01/31/02     $ 11,066.13         15,953.60           8,581.33
  02/28/02     $ 10,935.47         15,645.86           8,089.39
  03/31/02     $ 11,920.47         16,234.29           8,622.36
  04/30/02     $ 12,875.31         15,250.40           9,334.93
  05/31/02     $ 13,066.28         15,139.08           9,454.05
  06/30/02     $ 12,272.25         14,061.17           8,513.89
  07/31/02     $ 11,518.43         12,965.81           7,906.68
  08/31/02     $ 12,121.49         13,050.09           8,297.70
  09/30/02     $ 11,970.72         11,632.85           8,201.80
  10/31/02     $ 12,794.90         12,655.37           8,602.50
  11/30/02     $ 13,779.90         13,399.51           9,197.40
  12/31/02     $ 13,749.75         12,612.96           9,113.50
  01/31/03     $ 13,317.55         12,283.76           8,900.50
  02/28/03     $ 13,759.80         12,099.50           8,962.80
  03/31/03     $ 13,247.20         12,215.66           8,847.50
  04/30/03     $ 14,905.61         13,222.23          10,053.70
  05/31/03     $ 16,342.90         13,917.72          11,072.40
  06/30/03     $ 16,413.26         14,095.87          10,781.60
  07/31/03     $ 16,192.14         14,343.95          11,001.80
  08/31/03     $ 17,810.34         14,623.66          12,211.20
  09/30/03     $ 19,016.46         14,468.65          12,530.60
  10/31/03     $ 19,539.11         15,286.13          12,494.30

                                                      For the Periods Ended
 AVERAGE ANNUAL PERFORMANCE                                October 31, 2003
                                           One Year   Five Year   Inception
  Eastern European Fund
    (Inception 3/31/97)                     52.71%     19.36%      10.70%
  -------------------------------------------------------------------------
  S&P 500 Total Return Index                20.79%      0.53%       6.65%
  -------------------------------------------------------------------------
  Morgan Stanley Capital Emerging Markets
    Eastern European Index (Russia at 30%
    market cap weighted)                    45.24%     13.66%       3.44%

  Performance data quoted represent past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Total Return Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The Morgan Stanley Capital Emerging Markets Eastern
  European Index (Russia at 30% market cap weighted) is a capitalization-weighted index that monitors the performance of emerging market stocks from all the countries that make up the Eastern European region. The returns for the indexes reflect no deduction for fees, expenses or taxes.

 EASTERN EUROPEAN FUND


THE YEAR IN REVIEW - ECONOMIC AND
POLITICAL ISSUES THAT AFFECTED THE FUND

We were very encouraged by the macroeconomic environment in Russia over the reporting period. The economy is expected to grow by 7 percent in 2003, a performance that is overshadowed only by China among the world's largest economies. Despite the rise in the equity market, valuations in most sectors still remain compelling. We still see material discounts relative to other emerging markets, despite Russia's favorable growth profile. For example, the Russian oil companies still trade at an average price-to-earnings multiple of 7 compared to between 10 and 12 for the Chinese oil companies, which have far less potential due to their lack of oil reserves.

The high prevailing oil price has certainly been a positive stimulus on the economy but is by no means the sole reason behind Russia's revival. We see Russian corporations accelerating investment plans as domestic demand starts to take off. Domestic investment has increased 12 percent year-over-year, partly in response to huge domestic demand, as evidenced by the 21 percent increase in retail sales over the same period. Private sector lending has increased by 50 percent in the last 12 months but is still only 17.5 percent of GDP, compared to between 60 percent and 70 percent in Hungary, Poland and the Czech Republic. The increase in financial intermediation is certainly going to be one of the most important factors driving the domestic economy over the next few years.

The prospect of imminent parliamentary elections has not deterred equity investors from increasing positions. Historically, elections in Russia have been a great source of uncertainty and therefore stock market volatility. We believe that this time around, it is unlikely there will be a material shift in the composition of the Russian parliament in the December elections. The current parliament is quite fragmented with a loose alliance of parties affiliated to President Putin, representing the single largest faction in the Duma.

We believe this alliance, which is called Unity, stands a good chance of taking advantage of President Putin's popularity and gaining a higher share of the seats. The parliamentary elections are followed by a presidential election in the spring of next year. Putin has been the most popular president in the modern era and continues to benefit from an approval rating of more than 70 percent. This should ensure reelection next year. Although the constitution gives Putin very powerful executive capabilities, in the last four years he has chosen not to exercise these, preferring the legislature to be responsible for the introduction of new laws. Although the reform record of the Putin government is very good, the lack of a

 EASTERN EUROPEAN FUND


parliamentary majority has resulted in some delays across the reform agenda. We believe that if the elections proceed as suggested above, the next four years could result in a sweet spot for Russia, with Putin pushing an aggressive reform agenda through. This will push Russia on a much higher growth trajectory and create a huge scope for further gains in the equity market.

Recently, Yukos'(1) largest shareholder and (now former) CEO, Mikhail Khodorkovsky, was arrested and charged with a number of crimes relating to a non-Yukos privatization deal in the early 1990s. Yukos is the largest oil company in Russia, and historically this company has been one of the best performing investments for the fund, with its share price appreciating by more than 600 percent in the last four years. These developments have not been received well by the markets. This unsettling news was offset by the news that Moody's was upgrading Russia's sovereign rating to investment grade. Although this was believed to be coming, the timing was a surprise, given that elections are around the corner. This is testimony to Russia's progress and suggests that the rating agency is convinced that Russia's future is no longer a binary outcome dependent on election results.

Our view of recent developments is that this looks to be an isolated incident. Mr. Khodorkovsky was seemingly guilty of using his wealth to try to influence domestic politics to an extent that was considered unhealthy by Kremlin insiders. We believe a public resolution to Khodorkovsky's imprisonment and criminal charges will not take place until after the elections. The Putin Administration has acted to try to contain the fallout by reassuring, very publicly, the business and investment community that this action does not represent the start of any kind of campaign against the big business groups in Russia. If this is the case, then we expect Russia to continue its upward path. However, we have to acknowledge that its growth profile will decelerate as a result of the increased uncertainty. We must also acknowledge that the crisis could escalate into something more widespread. If this would be the case, equity markets would certainly suffer.

Encouraging economic data began to emerge from Poland over the reporting period, indicating that the long awaited recovery may be finally taking shape. Domestic investors have driven much of the equity market outperformance.

Hungary suffered some serious fiscal mismanagement crises earlier this year as the government's exchange rate policy backfired, leading to a tumultuous foreign-exchange and fixed-income market. A selling spree ensued as confidence in the Hungarian government and Central Bank

 EASTERN EUROPEAN FUND


plummeted rapidly. The April 2003 balance of payments data for Hungary was released in June and showed a 74 percent widening of the Current Account Deficit from a year ago--a figure some 20 percent worse than consensus forecasts. More negative numbers were released at the beginning of July, which showed a public sector budget deficit figure for June of HUF 191.4 bn, some HUF 100 bn more than consensus forecasts.

The overriding theme for the Central European region is likely to continue to be the progression toward full European Union (EU) membership for the accession countries, due to come to final fruition next year. Hungary, Poland and the Czech Republic have all successfully held referendums on joining the EU, and the process looks on course for the 2004 deadline.

INVESTMENT HIGHLIGHTS

The Eastern European Fund performed strongly over the reporting period, appreciating by 52.71 percent, which compares favorably with the fund's benchmark, the MSCI Emerging Markets Eastern European Index (Russia at 30 percent market cap weighted), which appreciated by 45.24 percent over the same period.

All key regional markets appreciated significantly over the reporting period with the Czech Republic leading the way, up 66.5 percent,(2) followed closely by Russia, up 50.7 percent,(3) Poland, up 46.3 percent,(4) and Hungary, up 41.5 percent.(5)

The fund had a small weighting to Yukos at the time of Mikhail Khodorkovsky's arrest. This was subsequently sold (prior to the October 31, 2003 fiscal year-end). The fund is overweight companies that we regard as the real value opportunities within the Russian market.

We are heartened by the increasing IPO activity in the Russian market. In the past few months we have seen issues from a number of companies either in the local market or on mainstream offshore exchanges.

We have maintained an underweight stance on Poland throughout the reporting period as company valuations appeared to have already priced a recovery in. This underweight stance, which had initially hampered the fund's performance, appeared to pay off in September as a period of profit-taking sparked a significant consolidation. We will continue to watch the situation closely however, as this consolidation may be short-lived. If growth in mutual and pension funds in Poland continues to be strong, the market may appreciate again.

In anticipation of the market's negative response to the release of the country's worrying fiscal numbers in June, we made the decision to sell the

 EASTERN EUROPEAN FUND


fund's entire Hungarian exposure. While the situation in Hungary appears to have settled, and we have reinvested in the market, the situation will continue to be closely monitored.

CURRENT OUTLOOK

Despite recent developments in Russia, we remain positive for the region, which should continue to outperform on the back of strong fundamentals and moderate valuations. As described above, there are risks, but these appear to be minor compared with the opportunities in the region. As a bottom-up investor, we continue to see attractive investment opportunities in Central & Eastern Europe.

<
(1) The fund did not hold this security as of 10/31/03.

(2) Based on the PX-50 USD Index, which is a capitalization-weighted index denominated in U.S. dollars and comprised of 50 companies listed on the Prague Stock Exchange, into which only issues from the main and secondary market can be incorporated.

(3) Based on the CS First Boston ROS USD Index, which is a capitalization-weighted index based on 30 stocks and denominated in U.S. dollars.

(4) Based on the WSE-WIG USD Index, which is a total return index that includes dividends and preemptive rights (subscription rights). The index includes all companies listed on the main market, excluding foreign companies and investment funds.

(5) Based on the Budapest Stock Exchange (BUX USD) Index, which is a capitalization-weighted index adjusted for free float. The index tracks the daily price-only performance of large, actively traded shares on the Budapest Stock Exchange and is denominated in U.S. dollars. The shares account for 58 percent of domestic equity market capitalization.

 EASTERN EUROPEAN FUND


 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS    October 31, 2003

   OTP BANK RT.                                             7.66%
     FINANCIAL SERVICES
   --------------------------------------------------------------
   JSC MMC NORILSK NICKEL                                   7.54%
     METAL MINING
   --------------------------------------------------------------
   BANK AUSTRIA CREDITANSTALT                               6.53%
     FINANCIAL SERVICES
   --------------------------------------------------------------
   SBERBANK RF                                              6.50%
     FINANCIAL SERVICES
   --------------------------------------------------------------
   MOBILE TELESYSTEMS                                       5.61%
     COMMUNICATIONS
   --------------------------------------------------------------
   CESKE ENERGTICKE ZAVODY                                  4.86%
     ELECTRIC SERVICES & UTILITIES
   --------------------------------------------------------------
   CESKY TELECOM A.S.                                       3.92%
     COMMUNICATIONS
   --------------------------------------------------------------
   KOMERCNI BANKA A.S.                                      3.90%
     FINANCIAL SERVICES
   --------------------------------------------------------------
   VIMPELCOM                                                3.77%
     COMMUNICATIONS
   --------------------------------------------------------------
   LUKOIL HOLDINGS                                          3.73%
     OIL & GAS EXTRACTION



 TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS          October 31, 2003

   FINANCIAL SERVICES                                      32.69%
   COMMUNICATIONS                                          20.38%
   OIL & GAS EXTRACTION                                    16.53%
   METAL MINING                                             9.47%
   ELECTRIC SERVICES & UTILITIES                            4.86%

BONNEL GROWTH FUND

  PORTFOLIO OF INVESTMENTS                                            October 31, 2003


COMMON STOCKS 97.23%                                          SHARES             VALUE

AIRCRAFT & DEFENSE 1.88%
---------------------------------------------------------------------------------------
Rockwell International Corp.                                  50,000       $ 1,552,500

AIRLINES 2.10%
---------------------------------------------------------------------------------------
JetBlue Airways Corp.                                         30,000         1,730,400*

CHEMICALS & ALLIED PRODUCTS 1.59%
---------------------------------------------------------------------------------------
Hercules, Inc.                                                50,000           522,500*
Rohm & Haas Co.                                               20,000           786,000
                                                                           -----------
                                                                             1,308,500

COMPUTER SOFTWARE & HARDWARE 8.33%
---------------------------------------------------------------------------------------
Diebold Incorporated                                          10,000           570,600
EPIQ Systems, Inc.                                            20,000           338,000*
Informatica Corp.                                            200,000         2,180,000*
Lexmark International, Inc.                                   10,000           736,100*
Maxtor Corp.                                                 100,000         1,367,000*
Mercury Interactive Corp.                                     10,000           464,400*
Mobius Management Systems, Inc.                               10,000           128,800*
OpticNet, Inc.                                                20,000                 0*
VERITAS Software Corp.                                        30,000         1,084,500*
                                                                           -----------
                                                                             6,869,400

COMPUTERS & DATA PROCESSING 3.36%
---------------------------------------------------------------------------------------
Fiserv, Inc.                                                  10,000           353,200*
Sandisk Corp.                                                 30,000         2,418,000*
                                                                           -----------
                                                                             2,771,200

CONSTRUCTION 4.23%
---------------------------------------------------------------------------------------
D.R. Horton, Inc.                                             20,000           796,000
M.D.C. Holdings, Inc.                                         20,000         1,346,400
Pulte Homes, Inc.                                             10,000           865,100
Standard Pacific Corp.                                        10,000           478,500
                                                                           -----------
                                                                             3,486,000

DISTRIBUTION/WHOLESALE 0.64%
---------------------------------------------------------------------------------------
SCP Pool Corp.                                                15,000           525,000*

DIVERSIFIED OPERATIONS 0.74%
---------------------------------------------------------------------------------------
Cendant Corp.                                                 30,000           612,900*

E-COMMERCE 0.64%
---------------------------------------------------------------------------------------
aQuantive, Inc.                                               50,000           525,000*

20



BONNEL GROWTH FUND

  PORTFOLIO OF INVESTMENTS                                            October 31, 2003


COMMON STOCKS                                                 SHARES             VALUE

EDUCATION 0.77%
---------------------------------------------------------------------------------------
Education Management Corp.                                    10,000       $   631,800*

ELECTRONICS & COMPONENTS 8.89%
---------------------------------------------------------------------------------------
Brightpoint, Inc.                                             67,500         1,933,875*
Emulex Corp.                                                  10,000           283,200*
Intel Corp.                                                   30,000           991,500
Metrologic Instruments, Inc.                                  20,000           468,600*
Nam Tai Electronics, Inc.                                     30,000         1,083,300
QLogic Corp.                                                  20,000         1,121,000*
Sonic Solutions                                               50,000           890,000*
Trimble Navigation Ltd.                                       20,000           553,000*
                                                                           -----------
                                                                             7,324,475

FIBER OPTICS 0.47%
---------------------------------------------------------------------------------------
Cable Design Technologies Corp.                               40,000           385,600*

FINANCIAL SERVICES 8.12%
---------------------------------------------------------------------------------------
Affiliated Managers Group, Inc.                               10,000           725,000*
Ameritrade Holding Corp.                                     150,000         2,046,000*
Citigroup, Inc.                                               20,000           948,000
Franklin Resources, Inc.                                      10,000           474,200
Legg Mason, Inc.                                              30,000         2,497,500
                                                                           -----------
                                                                             6,690,700

HEALTHCARE PRODUCTS, EQUIPMENT & SERVICES 16.22%
---------------------------------------------------------------------------------------
Advanced Neuromodulation Systems, Inc.                        20,000           820,000*
Boston Scientific Corp.                                       10,000           677,200*
C.R. Bard, Inc.                                               20,000         1,601,000
Genzyme Corp.                                                 50,000         2,295,000*
Health Management Associates, Inc., Class A                   20,000           443,000
Hillenbrand Industries, Inc.                                  20,000         1,190,600
Invacare Corp.                                                20,000           820,400
Johnson & Johnson                                             10,000           503,300
Lincare Holdings, Inc.                                        40,000         1,557,600*
Sybron Dental Specialties                                     20,000           460,000*
Techne Corp.                                                  20,000           696,600*
The Cooper Companies, Inc.                                    30,000         1,303,500
USANA Health Sciences, Inc.                                   30,000         1,001,100*
                                                                           -----------
                                                                            13,369,300

HOSPITALS AND GENERAL SURGICAL 1.17%
---------------------------------------------------------------------------------------
Community Health Systems, Inc.                                40,000           960,800*

                                                                  21



BONNEL GROWTH FUND


  PORTFOLIO OF INVESTMENTS                                            October 31, 2003


COMMON STOCKS                                                 SHARES             VALUE

INTERNET SYSTEMS 0.81%
---------------------------------------------------------------------------------------
Symantec Corp.                                                10,000       $   666,500*

MANUFACTURING 7.03%
---------------------------------------------------------------------------------------
3M Co.                                                        10,000           788,700
American Standard Companies, Inc.                             20,000         1,914,000*
Ceradyne, Inc.                                                30,000         1,246,200*
Eaton Corp.                                                   10,000         1,002,400
Fortune Brands, Inc.                                          10,000           651,500
Griffon Corp.                                                 10,000           193,500*
                                                                           -----------
                                                                             5,796,300

OIL & GAS EXTRACTION & SERVICES 2.73%
---------------------------------------------------------------------------------------
Apache Corp.                                                   5,000           348,600
Marathon Oil Corp.                                            10,000           295,700
Praxair, Inc.                                                 10,000           695,800
Sunoco, Inc.                                                  10,000           437,600
XTO Energy, Inc.                                              20,000           473,400
                                                                           -----------
                                                                             2,251,100

PAPER PRODUCTS 0.76%
---------------------------------------------------------------------------------------
Potlatch Corp.                                                20,000           625,200

PHARMACEUTICALS 2.68%
---------------------------------------------------------------------------------------
Abbott Laboratories                                           10,000           426,200
Bentley Pharmaceuticals, Inc.                                 10,000           144,700*
Bradley Pharmaceuticals, Inc.                                 30,000           806,100*
Celgene Corp.                                                 20,000           833,800*
                                                                           -----------
                                                                             2,210,800

RESTAURANTS 3.87%
---------------------------------------------------------------------------------------
Applebee's International, Inc.                                10,000           375,100
California Pizza Kitchen, Inc.                                10,000           186,000*
McDonald's Corp.                                              30,000           750,300
Rare Hospitality International, Inc.                          10,000           248,000*
Sonic Corp.                                                   30,000           834,300*
The Cheesecake Factory, Inc.                                  20,000           798,800*
                                                                           -----------
                                                                             3,192,500

RETAIL 14.17%
---------------------------------------------------------------------------------------
CVS Corp.                                                     30,000         1,055,400
Harman International Industries, Inc.                         10,000         1,282,000
Johnson Controls, Inc.                                         5,000           537,650
K-Swiss, Inc., Class A                                        20,000           878,800

22



BONNEL GROWTH FUND

  PORTFOLIO OF INVESTMENTS                                            October 31, 2003


COMMON STOCKS                                                 SHARES             VALUE

RETAIL (CONT'D)
---------------------------------------------------------------------------------------
Marvel Enterprises, Inc.                                      10,000       $   294,500*
Mattel, Inc.                                                  30,000           580,800
Multimedia Games, Inc.                                        10,000           376,100*
O'Reilly Automotive, Inc.                                     10,000           432,900*
Pacific Sunwear of California, Inc.                           30,000           692,700*
Reebok International Ltd.                                     10,000           389,500
TBC Corp.                                                     10,000           271,900*
Black & Decker Corp.                                          20,000           956,200
Dial Corp.                                                    30,000           720,000
The Sherwin-Williams Co.                                      20,000           670,800
The Stanley Works                                             20,000           666,800
The Yankee Candle Company, Inc.                               10,000           279,800*
Tuesday Morning Corp.                                         50,000         1,594,500*
                                                                           -----------
                                                                            11,680,350

TELECOMMUNICATIONS 2.67%
---------------------------------------------------------------------------------------
J2 Global Communications, Inc.                                10,000           283,200*
Lucent Technologies, Inc.                                    600,000         1,920,000*
                                                                           -----------
                                                                             2,203,200

TRANSPORTATION 3.36%
---------------------------------------------------------------------------------------
J.B. Hunt Transport Services, Inc.                            20,000           507,600*
Swift Transportation Co., Inc.                                20,000           448,600*
United Parcel Service, Inc., Class B                          20,000         1,450,400
Werner Enterprises, Inc.                                      20,000           360,800
                                                                           -----------
                                                                             2,767,400
---------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                         80,136,925
---------------------------------------------------------------------------------------
  (cost $68,166,106)
                                                          PRINCIPAL
REPURCHASE AGREEMENT 2.39%                                  AMOUNT
Joint Tri-Party Repurchase Agreement, UBS Paine Webber,
  10/31/03, 1.01%, due 11/03/03, repurchase price
  $1,969,074, collateralized by U.S. Treasury
  securities held in a joint tri-party repurchase
  account (cost $1,968,908)                               $1,968,908         1,968,908

---------------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.62%                                                    82,105,833
---------------------------------------------------------------------------------------
  (cost $70,135,014)
Other assets and liabilities, net 0.38%                                        310,865
                                                                           -----------

NET ASSETS 100%                                                            $82,416,698
                                                                           -----------


* Non-income producing security
See accompanying notes to portfolios of investments.

                                                                  23

MEGATRENDS FUND

  PORTFOLIO OF INVESTMENTS                                           October 31, 2003

COMMON STOCKS 99.84%                                         SHARES             VALUE

AIRCRAFT & DEFENSE 6.32%
--------------------------------------------------------------------------------------
General Dynamics Corp.                                        4,000       $   334,800
Northrop Grumman Corp.                                        5,000           447,000
                                                                          -----------
                                                                              781,800

COMPUTER SOFTWARE & HARDWARE 5.23%
--------------------------------------------------------------------------------------
CACI International, Inc., Class A                             6,000           297,180*
Intuit, Inc.                                                  7,000           349,860*
                                                                          -----------
                                                                              647,040

COMPUTERS & DATA PROCESSING 2.16%
--------------------------------------------------------------------------------------
First Data Corp.                                              7,500           267,750

E-COMMERCE 1.99%
--------------------------------------------------------------------------------------
eBay, Inc.                                                    4,400           246,136*

ELECTRONICS & COMPONENTS 4.01%
--------------------------------------------------------------------------------------
Intel Corp.                                                  15,000           495,750

FINANCIAL SERVICES 11.09%
--------------------------------------------------------------------------------------
Citigroup, Inc.                                               7,500           355,500
H & R Block, Inc.                                             5,600           263,704
The Bank of New York Company, Inc.                           11,500           358,685
Wells Fargo & Company                                         7,000           394,240
                                                                          -----------
                                                                            1,372,129

HEALTHCARE 5.62%
--------------------------------------------------------------------------------------
Cardinal Health, Inc.                                         3,200           189,888
Genzyme Corp.                                                 7,600           348,840*
Waters Corp.                                                  5,000           157,150*
                                                                          -----------
                                                                              695,878

HOLDING COMPANY 4.92%
--------------------------------------------------------------------------------------
Berkshire Hathaway, Inc., Class B                               235           609,238*

INSURANCE 1.77%
--------------------------------------------------------------------------------------
AFLAC, Inc.                                                   6,000           218,880

MANUFACTURING 5.06%
--------------------------------------------------------------------------------------
General Electric Co.                                         10,000           290,100
Tyco International Ltd.                                      16,100           336,168
                                                                          -----------
                                                                              626,268

24



MEGATRENDS FUND

  PORTFOLIO OF INVESTMENTS                                           October 31, 2003


COMMON STOCKS                                                SHARES             VALUE

MEDIA 2.78%
--------------------------------------------------------------------------------------
Time Warner, Inc.                                            22,500       $   344,025*

METAL MINING 9.75%
--------------------------------------------------------------------------------------
Apex Silver Mines Ltd.                                       25,000           336,000*
Barrick Gold Corp.                                           14,000           272,580
Kenor ASA                                                   206,531           148,596*
Newmont Mining Corp.                                          8,500           372,130
Trend Mining Co.                                            242,500            77,600*
                                                                          -----------
                                                                            1,206,906

OIL & GAS EXTRACTION & SERVICES 24.36%
--------------------------------------------------------------------------------------
Apache Corp.                                                  2,000           139,440
ConocoPhillips                                                6,000           342,900
Devon Energy Corp.                                           11,000           533,500
EnCana Corp.                                                  4,600           158,102
Nabors Industries, Inc.                                       5,000           189,000*
Noble Drilling Corp.                                          5,000           171,650*
Patina Oil & Gas Corp.                                       15,500           653,790
Petro-Canada                                                  4,500           181,305
PetroChina Company Ltd.                                      13,100           476,840
Schlumberger Ltd.                                             3,600           169,092
                                                                          -----------
                                                                            3,015,619

PHARMACEUTICALS 4.57%
--------------------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.                                    4,500           158,085*
Pfizer, Inc.                                                 12,900           407,640
                                                                          -----------
                                                                              565,725

RETAIL 10.21%
--------------------------------------------------------------------------------------
Tiffany & Co.                                                15,000           711,750
Walgreen Co.                                                 11,200           389,984
Weight Watchers International, Inc.                           4,400           162,360*
                                                                          -----------
                                                                            1,264,094

--------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                        12,357,238
--------------------------------------------------------------------------------------
  (cost $11,252,395)

                                                                  25



MEGATRENDS FUND

  PORTFOLIO OF INVESTMENTS                                           October 31, 2003


                                                          PRINCIPAL
REPURCHASE AGREEMENT 2.90%                                 AMOUNT               VALUE

Joint Tri-Party Repurchase Agreement, UBS Paine Webber,
  10/31/03, 1.01%, due 11/03/03, repurchase price
  $359,320, collateralized by U.S. Treasury securities
  held in a joint tri-party repurchase account
  (cost $359,290)                                          $359,290       $   359,290

--------------------------------------------------------------------------------------
TOTAL INVESTMENTS 102.74%                                                  12,716,528
--------------------------------------------------------------------------------------
  (cost $11,611,685)
Other assets and liabilities, net (2.74)%                                    (339,398)
                                                                          -----------

NET ASSETS 100%                                                           $12,377,130
                                                                          -----------

<
* Non-income producing security
See accompanying notes to portfolios of investments.

EASTERN EUROPEAN FUND

  PORTFOLIO OF INVESTMENTS                                             October 31, 2003


COMMON AND PREFERRED
STOCKS 93.10%                                                  SHARES             VALUE

COMMUNICATIONS 22.12%
----------------------------------------------------------------------------------------
Cesky Telecom a.s.                                             25,724       $   258,730
Cesky Telecom a.s., GDR                                       187,974         1,907,936
Magyar Tavkozlesi Rt., ADR                                     59,530         1,068,563
Mobile Telesystems, Sponsored ADR                              40,051         3,103,552
Netia Holdings S.A.                                         1,638,582         1,625,981*
Rostelecom, Preferred Stock                                   900,839         1,090,015
Rostelecom, Sponsored ADR                                       5,126            58,436
Stream Communications Network, Inc.                            60,000            70,200*
VimpelCom, Sponsored ADR                                       32,051         2,086,520*
                                                                            -----------
                                                                             11,269,933

ELECTRIC SERVICES & UTILITIES 5.28%
----------------------------------------------------------------------------------------
Ceske Energticke Zavody                                       526,238         2,688,348

FINANCIAL SERVICES 35.48%
----------------------------------------------------------------------------------------
Bank Austria Creditanstalt                                     83,084         3,611,915*
Bank Polska Kasa Opieki S.A.                                   16,073           458,545
Bank Zachodni WBK S.A.                                         62,874         1,263,407
Erste Bank der oesterreichischen Sparkassen AG                 11,555         1,274,726
Hansabank Ltd.                                                 65,213         1,481,799
Komercni Banka a.s.                                             5,177           461,282
Komercni Banka a.s., Sponsored GDR                             56,814         1,693,057
OTP Bank Rt., GDR                                             172,642         4,238,361
Sberbank RF                                                    14,294         3,594,941
                                                                            -----------
                                                                             18,078,033

MEDIA 1.99%
----------------------------------------------------------------------------------------
Central European Media Enterprises Ltd., Class A               33,796         1,013,204*

METAL MINING 10.28%
----------------------------------------------------------------------------------------
Ashurst Technology Ltd., Units                                 93,470                 0*
Highland Gold Mining Ltd.                                     254,041         1,066,866*
JSC MMC Norilsk Nickel, Sponsored ADR                          80,681         4,171,208
                                                                            -----------
                                                                              5,238,074

                                                                  27



EASTERN EUROPEAN FUND

  PORTFOLIO OF INVESTMENTS                                             October 31, 2003


COMMON AND PREFERRED STOCKS                                    SHARES             VALUE


OIL & GAS EXTRACTION 17.95%
----------------------------------------------------------------------------------------
Lukoil Holdings, ADR                                           25,364       $ 2,062,093
Sibir Energy plc                                            6,607,970         1,822,016*
Sibneft, Sponsored ADR                                         65,818         1,431,541
Slavneft-Megionneftegas                                        71,686           869,193
Surgutneftegaz, Preferred Stock                             2,635,106           837,964
Surgutneftegaz, Preferred Stock, Sponsored ADR                  4,835           153,753
Surgutneftegaz, Sponsored ADR                                  41,218         1,023,855
Transneft, Preferred Stock                                      1,885           943,442
                                                                            -----------
                                                                              9,143,857

----------------------------------------------------------------------------------------
TOTAL COMMON AND PREFERRED STOCKS                                            47,431,449
----------------------------------------------------------------------------------------
  (cost $41,230,969)

                                                            PRINCIPAL
REPURCHASE AGREEMENT 15.45%                                  AMOUNT

Joint Tri-Party Repurchase Agreement, UBS Paine Webber,
  10/31/03, 1.01%, due 11/03/03, repurchase price
  $7,874,469, collateralized by U.S. Treasury securities
  held in a joint tri-party repurchase account
  (cost $7,873,806)                                        $7,873,806         7,873,806

---------------------------------------------------------------------------------------
TOTAL INVESTMENTS 108.55%                                                    55,305,255
---------------------------------------------------------------------------------------
  (cost $49,104,775)
Other assets and liabilities, net (8.55)%                                    (4,357,547)
                                                                            -----------

NET ASSETS 100%                                                             $50,947,708
                                                                            -----------


ADR - American Depositary Receipt
GDR - Global Depositary Receipt
* Non-income producing security
See accompanying notes to portfolio of investments.

  NOTES TO PORTFOLIOS OF INVESTMENTS                October 31, 2003

GLOBAL PORTFOLIO SECURITIES BY COUNTRY
                                                                PERCENTAGE OF
COUNTRY                                           VALUE       TOTAL INVESTMENTS

EASTERN EUROPEAN FUND
-------------------------------------------------------------------------------
Russia                                         $21,426,513          38.74%
United States                                    7,873,806          14.24%
Czech Republic                                   7,009,353          12.67%
Hungary                                          5,306,924           9.60%
Austria                                          4,886,641           8.84%
Poland                                           3,347,933           6.05%
United Kingdom                                   2,888,882           5.22%
Other                                            2,565,203           4.64%
-------------------------------------------------------------------------------
TOTAL INVESTMENTS                              $55,305,255         100.00%
-------------------------------------------------------------------------------

JOINT TRI-PARTY REPURCHASE AGREEMENT (SEE ALSO NOTE 1 TO FINANCIAL
STATEMENTS)

The terms of the joint tri-party repurchase agreement and the securities held as collateral at October 31, 2003 were:

UBS Paine Webber repurchase agreement, 10/31/03, 1.01%, due 11/03/03:
  Total principal amount: $85,819,001; Total repurchase value: $85,826,224

    Collateral:
    $13,657,000 U.S. Treasury Bills, 0.00%, maturity date range
    11/06/03 - 04/22/04
    $73,729,000 U.S. Treasury Notes, interest rate range 1.125% -
      7.25%, maturity date range 11/15/03 - 08/15/13
          (Total collateral market value of $87,536,182)

Other mutual funds managed by U.S. Global Investors, Inc.
participate in the joint tri-party repurchase agreement. Each owns an undivided interest in the account.

  STATEMENTS OF ASSETS AND LIABILITIES                 October 31, 2003

                                  BONNEL GROWTH    MEGATRANDS      EASTERN
                                       FUND           FUND      EUROPEAN FUND

Investments, at identified cost    $70,135,014    $11,611,685    $49,104,775
                                   ===========    ===========    ===========
ASSETS
------------------------------------------------------------------------------
Investments, at value:
 Securities                       $ 80,136,925    $12,357,238    $47,431,449
 Repurchase agreements               1,968,908        359,290      7,873,806
Cash                                        --             --        107,888
Receivables:
 Investments sold                    5,376,625             --      1,538,659
 Dividends                              14,275         10,151        257,981
 Interest                                   55             10            220
 Capital shares sold                   274,866          1,120        213,323
Unrealized appreciation on
 foreign currency exchange
 contracts -
 Note 1F                                    --             --            607
Other assets                             2,017            872          1,008
------------------------------------------------------------------------------
TOTAL ASSETS                        87,773,671     12,728,681     57,424,941
------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------
Payables:
 Investments purchased               5,185,281        249,260      4,826,787
 Capital shares redeemed                25,916         51,747      1,533,631
 Adviser and affiliates                 82,812         12,809         55,333
 Accounts payable and accrued
  expenses                              62,964         37,735         51,428
 Unrealized depreciation on
  foreign
  currency exchange contracts -
  Note 1F                                   --             --         10,054
------------------------------------------------------------------------------
TOTAL LIABILITIES                    5,356,973        351,551      6,477,233
------------------------------------------------------------------------------
NET ASSETS                        $ 82,416,698    $12,377,130    $50,947,708
                                  ============    ===========    ===========
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------
Paid-in capital                   $130,048,501    $13,355,854    $41,587,236
Accumulated net investment
 income                                     --         85,576        167,674
Accumulated net realized gain
 (loss) on investments and
 foreign currencies                (59,602,622)    (2,169,043)     2,991,726
Net unrealized appreciation of
 investments and other assets
 and liabilities denominated in
 foreign currencies                 11,970,819      1,104,743      6,201,072
                                   -----------    -----------    -----------
Net assets applicable to capital
 shares outstanding               $ 82,416,698    $12,377,130    $50,947,708
                                  ============    ===========    ===========
 Capital shares outstanding; an
  unlimited number of no par
  shares authorized                  6,082,352      1,499,765      2,621,321
                                  ============    ===========    ===========
NET ASSET VALUE,
 PUBLIC OFFERING PRICE,
 REDEMPTION PRICE,
 PER SHARE                        $      13.55    $      8.25    $     19.44
                                  ============    ===========    ===========

See accompanying notes to financial statements.

                                                          For the Year Ended
  STATEMENTS OF OPERATIONS                                  October 31, 2003


                                  BONNEL GROWTH    MEGATRANDS      EASTERN
                                       FUND           FUND      EUROPEAN FUND

NET INVESTMENT
INCOME

INCOME:
------------------------------------------------------------------------------
 Dividends                         $   197,670     $  101,335     $  910,054
 Foreign taxes withheld on
  dividends                               (961)        (1,137)      (142,105)
                                   -----------     ----------     ----------
   Net dividends                       196,709        100,198        767,949
 Interest and other                    304,218          4,128         56,502
 Securities lending                         --             72             --
                                   -----------     ----------     ----------
  TOTAL INCOME                         500,927        104,398        824,451

EXPENSES:
------------------------------------------------------------------------------
 Management fees                       760,339        109,814        277,531
 Transfer agent fees and
  expenses                             183,662         25,462         40,080
 Accounting service fees and
  expenses                              40,000         40,000         45,000
 Professional fees                     100,027         42,342         38,824
 Distribution plan expenses             83,464         26,533         55,506
 Custodian fees                         37,397         19,018        105,033
 Shareholder reporting
  expenses                              59,603         11,887         15,048
 Registration fees                      23,341         17,600         19,128
 Trustees' fees and expenses            27,584         27,489         27,489
 Miscellaneous expenses                 40,363         17,236         21,080
                                   -----------     ----------     ----------
  Total expenses before
   reductions                        1,355,780        337,381        644,719
 Expenses offset - Note 1I              (1,027)           (12)        (1,058)
                                   -----------     ----------     ----------
  NET EXPENSES                       1,354,753        337,369        643,661
------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)          (853,826)      (232,971)       180,790
------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN
ON INVESTMENTS
 Realized gain (loss) from:
  Securities                         2,960,005        666,147      3,846,420
  Foreign currency
  transactions                              --         (8,798)       (21,080)
                                   -----------     ----------     ----------
  NET REALIZED GAIN                  2,960,005        657,349      3,825,340
                                   -----------     ----------     ----------
 Net change in unrealized
  appreciation (depreciation) of:
  Investments                        9,750,306      2,108,504      5,301,417
  Other assets and
   liabilities denominated in
   foreign currencies                       --           (100)         2,073
                                   -----------     ----------     ----------
  NET UNREALIZED APPRECIATION        9,750,306      2,108,404      5,303,490
                                   -----------     ----------     ----------
------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS                 12,710,311      2,765,753      9,128,830
------------------------------------------------------------------------------

NET INCREASE
IN NET ASSETS RESULTING
FROM OPERATIONS                    $11,856,485     $2,532,782     $9,309,620
                                   ===========     ==========     ==========

See accompanying notes to financial statements.

  STATEMENTS OF CHANGES IN NET ASSETS

                                                             BONNEL GROWTH FUND
                                                   ---------------------------------------
                                                      YEAR ENDED             YEAR ENDED
                                                   OCTOBER 31, 2003       OCTOBER 31, 2002

INCREASE (DECREASE)
IN NET ASSETS

FROM OPERATIONS:
-------------------------------------------------------------------------------------------
    Net investment income (loss)                     $   (853,826)          $ (1,052,353)
    Net realized gain (loss)                            2,960,005               (870,222)
    Net unrealized appreciation (depreciation)          9,750,306             (6,933,084)
                                                     ------------            -----------
      NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                        11,856,485             (8,855,659)

DISTRIBUTIONS TO SHAREHOLDERS:
-------------------------------------------------------------------------------------------
    From net investment income                                 --                     --
    From net capital gains                                     --                     --
                                                     ------------           ------------
      TOTAL DISTRIBUTIONS TO SHAREHOLDERS                      --                     --

FROM CAPITAL SHARE TRANSACTIONS:
-------------------------------------------------------------------------------------------
    Proceeds from shares sold                          12,085,869             14,902,481
    Distributions reinvested                                   --                     --
    Paid-in capital portion of short-term
      trading fee                                           7,449                  8,058
                                                     ------------           ------------
                                                       12,093,318             14,910,539
    Cost of shares redeemed                           (20,762,829)           (27,315,890)
                                                     ------------           ------------
      NET INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL SHARE TRANSACTIONS                  (8,669,511)           (12,405,351)
-------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                   3,186,974            (21,261,010)
-------------------------------------------------------------------------------------------
NET ASSETS
Beginning of year                                      79,229,724            100,490,734

-------------------------------------------------------------------------------------------
END OF YEAR                                          $ 82,416,698           $ 79,229,724
-------------------------------------------------------------------------------------------

Accumulated net investment income (loss),
  end of year                                        $         --           $         --
                                                     ------------           ------------

CAPITAL SHARE ACTIVITY
-------------------------------------------------------------------------------------------
    Shares sold                                         1,033,393              1,132,656
    Shares reinvested                                          --                     --
    Shares redeemed                                    (1,787,006)            (2,073,412)
                                                     ------------           ------------
        NET SHARE ACTIVITY                               (753,613)              (940,756)
                                                     ------------           ------------

See accompanying notes to financial statements.

  STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                          EASTERN
                                                               MEGATRENDS FUND                         EUROPEAN FUND
                                                     -----------------------------------    -------------------------------------
                                                      YEAR ENDED           YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                   OCTOBER 31, 2003     OCTOBER 31, 2002    OCTOBER 31, 2003     OCTOBER 31, 2002
INCREASE (DECREASE)
IN NET ASSETS

FROM OPERATIONS:
---------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                     $  (232,971)         $  (236,647)        $    180,790         $   (214,846)
    Net realized gain (loss)                             657,349           (2,041,248)           3,825,340              382,878
    Net unrealized appreciation (depreciation)         2,108,404             (787,489)           5,303,490            1,125,687
                                                     -----------          -----------         ------------         ------------
        NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS                      2,532,782           (3,065,384)           9,309,620            1,293,719

DISTRIBUTIONS TO SHAREHOLDERS:
---------------------------------------------------------------------------------------------------------------------------------
    From net investment income                           (63,282)                  --                   --                   --
    From net capital gains                                    --           (1,152,661)                  --                   --
                                                     -----------          -----------         ------------         ------------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS              (63,282)          (1,152,661)                  --                   --

FROM CAPITAL SHARE TRANSACTIONS:
---------------------------------------------------------------------------------------------------------------------------------
    Proceeds from shares sold                          1,115,407            1,134,195           47,279,029           20,866,771
    Distributions reinvested                              60,903            1,123,086                   --                   --
    Paid-in capital portion of short-term
      trading fee                                            801                  305               96,193              254,388
                                                     -----------          -----------         ------------         ------------
                                                       1,177,111            2,257,586           47,375,222           21,121,159
    Cost of shares redeemed                           (2,157,701)          (1,383,527)         (14,432,962)         (17,480,726)
                                                     -----------          -----------         -----------          ------------

        NET INCREASE (DECREASE) IN NET ASSETS
        FROM CAPITAL SHARE TRANSACTIONS                 (980,590)             874,059           32,942,260            3,640,433
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                  1,488,910           (3,343,986)          42,251,880            4,934,152
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of year                                     10,888,220           14,232,206            8,695,828            3,761,676

---------------------------------------------------------------------------------------------------------------------------------
END OF YEAR                                          $12,377,130          $10,888,220         $ 50,947,708         $  8,695,828
---------------------------------------------------------------------------------------------------------------------------------

Accumulated net investment income (loss),
  end of year                                        $    85,576          $  (318,442)        $    167,674         $      1,518
                                                     -----------          -----------         ------------         ------------
CAPITAL SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------------------------------
    Shares sold                                          156,566              148,510            2,832,881            1,765,431
    Shares reinvested                                      9,472              122,608                   --                   --
    Shares redeemed                                     (310,852)            (172,981)            (894,451)          (1,490,647)
                                                     -----------          -----------         ------------         ------------
        NET SHARE ACTIVITY                              (144,814)              98,137            1,938,430              274,784
                                                     -----------          -----------         ------------         ------------

  See accompanying notes to financial statements.

                                                                  33

  NOTES TO FINANCIAL STATEMENTS                     October 31, 2003

 NOTE 1: SIGNIFICANT ACCOUNTING POLICIES

 U.S. Global Accolade Funds (Trust), consisting of three separate funds (funds), is organized as a Massachusetts business trust. Each fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended. Bonnel Growth and MegaTrends Funds are diversified; Eastern European Fund is non-diversified.

 The following is a summary of significant accounting policies consistently followed by the funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

 A. SECURITY VALUATIONS
 The funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security's primary exchange at the time of daily valuation. Securities for which no sale was reported are valued at the mean between the last reported bid and ask prices or using quotes provided by principal market makers. Short-term investments with effective maturities of sixty days or less at the date of purchase may be valued at amortized cost, which approximates market value.

 Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the board of trustees.

 For securities traded on international exchanges, if events which may materially affect the value of the fund's securities occur after the close of the primary exchange and before the fund's net asset value is next determined, then those securities will be valued at their fair value as determined in good faith under the supervision of the board of trustees.

 B. SECURITY TRANSACTIONS AND INVESTMENT INCOME
 Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identified-cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend may have passed are recorded as soon as the funds are informed of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized, respectively, on a yield-to-maturity basis as adjustments to interest income. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

 The funds may purchase securities on a when-issued or delayed-delivery basis and segregate on their books collateral with a value at least equal to the amount of the commitment. Losses may arise due to the changes in the value of the underlying securities or if the counterparty does not perform under the contract.

  NOTES TO FINANCIAL STATEMENTS                     October 31, 2003

 Whereas the prospectus allows loans of portfolio securities up to one-third of net assets for the funds, the trustees have imposed an internal limit of 15% of net assets. The securities are loaned to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. These fees are securities lending income. The securities lending agreement was terminated in fiscal 2003. There were no securities on loan at October 31, 2003.

 C. REPURCHASE AGREEMENTS
 The funds may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, hold, as collateral, underlying securities with a value exceeding the total repurchase price, including accrued interest. The funds use joint tri-party repurchase agreement accounts with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

 D. OPTIONS
 Some funds may write or purchase options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. Written options include a risk of loss in excess of the option premium. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. There was no activity in options written or purchased for the year ended October 31, 2003.

 E. FOREIGN CURRENCY TRANSACTIONS
 Some funds may invest in securities of foreign issuers. The accounting records of these funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current prevailing exchange rate. Security transactions, income and expenses are converted at the prevailing rate of exchange on the respective dates of the transactions. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other foreign currency gains or losses are reported separately.

 F. FORWARD FOREIGN CURRENCY CONTRACTS
 The funds may enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
 These contracts are valued daily, and the fund's net equity

  NOTES TO FINANCIAL STATEMENTS                     October 31, 2003

 therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

                                               IN
                               FOREIGN      EXCHANGE    SETTLEMENT                UNREALIZED      UNREALIZED
  FUND          CONTRACT       CURRENCY     FOR USD        DATE       VALUE      APPRECIATION   (DEPRECIATION)
  ------------------------------------------------------------------------------------------------------------
  Eastern
   European
              PURCHASES:
              British Pound      110,203   $  186,761   11/03/03    $  186,993       $232          $     --
              British Pound      178,263      302,102   11/04/03       302,477        375                --
              Czech Koruna     9,266,330      339,178   11/03/03       335,493         --            (3,685)
              Euros               87,654      102,030   11/04/03       101,670         --              (360)
              Polish Zloty       509,190      127,905   11/03/03       126,319         --            (1,586)
              Polish Zloty       280,355       70,423   11/03/03        69,550         --              (873)
              Polish Zloty     1,050,322      263,834   11/03/03       260,561         --            (3,273)
              Polish Zloty       406,907      101,221   11/04/03       100,944         --              (277)
                              -----------------------               ------------------------------------------
                              11,889,224   $1,493,454               $1,484,007       $607          $(10,054)

 G. FEDERAL INCOME TAXES
 The funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. Each fund may be subject to foreign taxes on income and gains on investments, which are accrued based on the fund's understanding of the tax rules and regulations in the foreign markets.

 H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 The funds record dividends and distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, periodic reclassifications related to permanent book and tax basis differences are made within the funds' capital accounts to reflect income and gains available for distribution under income tax regulations. The funds generally pay income dividends and distribute capital gains, if any, annually.

 I. EXPENSES
 Each fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Expense offset arrangements have been made with the funds' custodian so the custodian fees may be paid indirectly by credits

  NOTES TO FINANCIAL STATEMENTS                     October 31, 2003

 earned on the funds' cash balances. Such deposit arrangements are an alternative to overnight investments.

 J. SHORT-TERM TRADING (REDEMPTION) FEES
 Shares held in Bonnel Growth and MegaTrends Funds less than 30 days are subject to a short-term trading fee equal to 0.25% of the proceeds of the redeemed shares. Shares held in Eastern European Fund less than 180 days are subject to a short-term trading fee equal to 2.00% of the proceeds of the redeemed shares. These fees, which are retained by the funds, are accounted for as an addition to paid-in capital.

 K. USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2: RELATED PARTY TRANSACTIONS

 U.S. Global Investors, Inc. (Adviser), under an investment advisory agreement with the Trust in effect through May 31, 2004, furnishes management and investment advisory services and, subject to the supervision of the trustees, directs the investments of each fund according to its investment objectives, policies and limitations. The Adviser also furnishes all necessary office facilities, business equipment and personnel for administering the affairs of the Trust. Frank E. Holmes, a trustee of the funds, is the controlling owner of the Adviser.

 For each fund, the Adviser has contracted with and compensates sub-advisers to serve in the execution of the Adviser's investment responsibilities as follows:

       Bonnel Growth Fund            Bonnel, Inc.
       MegaTrends Fund               Leeb Capital Management, Inc.
       Eastern European Fund         Charlemagne Capital (IOM) Limited
                                       (subsidiary of former sub-advisor
                                       Charlemagne Capital Limited)

 For the services of the Adviser, each fund pays a management fee at an annual rate of 1.00% for Bonnel Growth Fund and MegaTrends Fund and 1.25% for Eastern European Fund based on their average net assets. Fees are accrued daily and paid monthly.

 United Shareholder Services, Inc. (USSI), a wholly-owned subsidiary of the Adviser, is transfer agent for the funds. Each fund pays an annual fee based on the

  NOTES TO FINANCIAL STATEMENTS                     October 31, 2003

 number of shareholder accounts for transfer agency services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the funds. For the year ended October 31, 2003, the funds paid USSI $214,852 for transfer agency services. Additionally, the Adviser is reimbursed at cost for in-house legal services pertaining to each fund. Brown Brothers Harriman & Co.
 (BBH) serves as the custodian, fund accounting and administration service agent with a fee structure based on average net assets of the funds.

 Each fund has adopted a distribution plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 that allows an annual fee of up to 0.25% of its average net assets to be used for, or to reimburse the Adviser for, expenditures in connection with sales and promotional services related to the distribution of each fund's shares. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of shares and providing shareholder support services. Distribution expenses paid by the Adviser or other third parties in prior periods that exceeded 0.25% of net assets may be paid by the fund with distribution expenses accrued in current or future periods, so long as the 0.25% limitation is never exceeded. The amount of unreimbursed expenditures which will be carried over to future periods is $0, $0, and $134,378 for the Bonnel Growth, MegaTrends and Eastern European Funds, respectively. The funds are not legally obligated to pay any unreimbursed expenses if the distribution plan is terminated or not renewed.

 Leeb Brokerage Services, a broker/dealer affiliate of Leeb Capital Management, Inc., received $12,437, representing 25.20%, of commissions paid by MegaTrends Fund on purchases and sales of securities during the year ended October 31, 2003.

 During the year ended October 31, 2003, A & B Mailers, Inc., a wholly-owned subsidiary of the Adviser, was paid $41,371 for mailing services provided to the funds.

 The three independent trustees each receive $8,000 annually as compensation for serving on the board, plus $2,000 for each quarterly meeting attended, plus special meeting fees. The Chairman of the Audit Committee receives additional compensation. Trustees are also reimbursed for out-of-pocket expenses incurred while attending meetings. Frank E. Holmes receives no compensation from the funds for serving on the board.

  NOTES TO FINANCIAL STATEMENTS                     October 31, 2003

NOTE 3: INVESTMENTS

 Cost of purchases and proceeds from sales of long-term securities for the year ended October 31, 2003, are summarized as follows:

       FUND                                    PURCHASES        SALES
  ----------------------------------------------------------------------
  Bonnel Growth                              $282,529,945   $292,514,950
  MegaTrends                                   10,277,945     11,284,443
  Eastern European                             52,476,543     22,487,237

 Eastern European Fund may be exposed to risks not typically associated with investment in the United States due to its concentration of investments in emerging markets. These risks include possible revaluation of currencies, less public information about companies, disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. issuers.

NOTE 4: TAX INFORMATION

 The following table presents the income tax basis of securities owned at October 31, 2003, and the tax basis components of net unrealized appreciation or depreciation:

                                             GROSS          GROSS       NET UNREALIZED
                            AGGREGATE      UNREALIZED     UNREALIZED     APPRECIATION
  FUND                       TAX COST     APPRECIATION   DEPRECIATION   (DEPRECIATION)
  ------------------------------------------------------------------------------------
  Bonnel Growth            $70,135,014    $12,319,472      $348,653       $11,970,819
  MegaTrends                11,704,101      1,914,181       901,754         1,012,427
  Eastern European          49,213,671      6,903,586       812,002         6,091,584

 As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                       UNDISTRIBUTED   UNDISTRIBUTED     UNREALIZED
                                         ORDINARY        LONG-TERM     APPRECIATION/
        FUND                              INCOME       CAPITAL GAINS   (DEPRECIATION)
  -----------------------------------------------------------------------------------
  Bonnel Growth                         $       --       $     --       $11,970,819
  MegaTrends                               177,992             --         1,012,327
  Eastern European                       2,386,997        881,299         6,092,176

  NOTES TO FINANCIAL STATEMENTS                     October 31, 2003

 MegaTrends Fund paid a distribution of $63,282 during the fiscal year ended October 31, 2003. The distribution was taxable as ordinary income to shareholders.

 At October 31, 2003, Bonnel Growth Fund had capital loss carryovers of $58,562,559 with an expiration date of 10/31/09 and $1,040,063 with an expiration date of 10/31/10.

 At October 31, 2003, MegaTrends Fund had capital loss carryovers of $2,103,602 with an expiration date of 10/31/10 and $65,441 with an expiration date of 10/31/11.

 Eastern European Fund had no capital loss carryovers at October 31, 2003.

NOTE 5: CREDIT ARRANGEMENTS

 Each of the U.S. Global Accolade Funds, along with other funds under common management, has a revolving credit facility with BBH. Borrowings of each fund are collateralized by any or all of the securities held by BBH as the fund's custodian. Interest on borrowings is charged at the current overnight Federal Funds Rate plus 2%. Each U.S. Global Accolade Fund has a maximum borrowing limit of 10% of qualified assets. The aggregate of borrowings by all funds under the agreement cannot exceed $10,000,000 at any one time. There were no borrowings under the revolving credit facility at October 31, 2003.

NOTE 6: SHARES OF BENEFICIAL INTEREST

 At October 31, 2003, individual shareholders holding more than 5% of outstanding shares comprised 20.41% of Eastern European Fund.

  FINANCIAL HIGHLIGHTS

BONNEL GROWTH FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED OCTOBER 31,

                                                 2003         2002          2001          2000          1999

NET ASSET VALUE, BEGINNING OF YEAR               $11.59       $12.92        $29.01        $25.17        $16.18
--------------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment loss                              (.14)        (.15)         (.13)         (.38)         (.30)
  Net realized and unrealized gain (loss)          2.10        (1.18)        (9.48)         7.97          9.87
                                                -------      -------      --------      --------      --------
  Total from investment activities                 1.96        (1.33)        (9.61)         7.59          9.57
                                                -------      -------      --------      --------      --------
Distributions
  From net investment income                         --           --            --            --            --
  From net realized gains                            --           --         (6.48)        (3.75)         (.58)
                                                -------      -------      --------      --------      --------
  Total distributions                                --           --         (6.48)        (3.75)         (.58)

--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                     $13.55       $11.59        $12.92        $29.01        $25.17
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)         16.91%      (10.29)%      (40.55)%       32.81%        60.85%
Ratios to Average Net Assets (b):
  Net investment loss                             (1.12)%      (1.09)%        (.73)%       (1.10)%       (1.41)%
  Total expenses                                   1.78%        1.78%         1.77%         1.55%         1.77%
  Expenses reimbursed or offset                      --           --            --          (.01)%          --
  Net expenses                                     1.78%        1.78%         1.77%         1.54%         1.77%
Portfolio Turnover Rate                             545%         383%          338%          283%          197%

Net assets, end of year (in thousands)          $82,417      $79,230      $100,491      $212,281      $133,949


(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio had such reductions not occurred.

See accompanying notes to financial statements.
                                                                  41

  FINANCIAL HIGHLIGHTS

MEGATRENDS FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED OCTOBER 31,

                                                    2003         2002         2001         2000         1999

NET ASSET VALUE, BEGINNING OF YEAR                   $6.62        $9.20       $12.37       $10.76       $11.35
--------------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment loss                                 (.18)        (.14)        (.14)        (.08)        (.01)
  Net realized and unrealized gain (loss)             1.85        (1.69)       (1.83)        2.74         1.27
                                                   -------      -------      -------      -------      -------
  Total from investment activities                    1.67        (1.83)       (1.97)        2.66         1.26
                                                   -------      -------      -------      -------      -------
Distributions
  From net investment income                          (.04)          --           --           --           --
  From net realized gains                               --         (.75)       (1.20)       (1.05)       (1.85)
                                                   -------      -------      -------      -------      -------
  Total distributions                                 (.04)        (.75)       (1.20)       (1.05)       (1.85)

--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                         $8.25        $6.62        $9.20       $12.37       $10.76
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)            25.38%      (22.15)%     (17.40)%      27.17%       12.85%
Ratios to Average Net Assets (b):
  Net investment loss                                (2.12)%      (1.83)%      (1.25)%       (.67)%       (.05)%
  Total expenses                                      3.07%        2.70%        2.37%        2.32%        2.17%
  Expenses reimbursed or offset                         --           --           --         (.01)%         --
  Net expenses                                        3.07%        2.70%        2.37%        2.31%        2.17%
Portfolio Turnover Rate                                 96%          87%         109%         168%          76%

Net assets, end of year (in thousands)             $12,377      $10,888      $14,232      $17,776      $17,453


(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio had such reductions not occurred.

See accompanying notes to financial statements.

  FINANCIAL HIGHLIGHTS

EASTERN EUROPEAN FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED OCTOBER 31,

                                                         2003         2002        2001        2000        1999

NET ASSET VALUE, BEGINNING OF YEAR                       $12.73      $ 9.22       $8.82       $8.66       $8.02
---------------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income (loss)                              .07        (.31)       (.38)       (.55)       (.23)
  Net realized and unrealized gain                         6.64        3.82         .78         .71         .87
                                                        -------      ------      ------      ------      ------
  Total from investment activities                         6.71        3.51         .40         .16         .64
                                                        -------      ------      ------      ------      ------
Distributions
  From net investment income                                 --          --          --          --          --
  From net realized gains                                    --          --          --          --          --
                                                        -------      ------      ------      ------      ------
  Total distributions                                        --          --          --          --          --

---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                             $19.44      $12.73       $9.22       $8.82       $8.66
---------------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)                 52.71%      38.07%       4.54%       1.85%       7.98%
Ratios to Average Net Assets (b):
  Net investment income (loss)                              .81%      (2.77)%     (4.03)%     (4.37)%     (2.38)%
  Total expenses                                           2.90%       4.64%       6.43%       5.14%       4.36%
  Expenses reimbursed or offset                              --        (.01)%        --        (.01)%      (.01)%
  Net expenses                                             2.90%       4.63%       6.43%       5.13%       4.35%
Portfolio Turnover Rate                                     109%        214%         58%         30%         29%

Net assets, end of year (in thousands)                  $50,948      $8,696      $3,762      $4,046      $5,210

<
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio had such reductions not occurred.

See accompanying notes to financial statements.
                                                                  43

  INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of U.S. Global Accolade Funds:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Bonnel Growth Fund, MegaTrends Fund and Eastern European Fund (collectively, the "Funds"), each a portfolio of U.S. Global Accolade Funds (Trust) as of October 31, 2003, and the related statements of operations, statements of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended October 31, 2002 and financial highlights for each of the years in the four-year period ended October 31, 2002 were audited by other auditors whose report dated December 13, 2002 expressed an unqualified opinion on these financial statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting U.S. Global Accolade Funds, as of October 31, 2003, and the results of their operations, changes in their net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                    /s/ KPMG LLP

Boston, Massachusetts
December 12, 2003

  TRUSTEES AND OFFICERS (UNAUDITED)                 October 31, 2003

The following table presents information about the Trustees as of October 31, 2003, together with a brief description of their principal occupations during the last five years. The Independent Trustees serve for six years or until termination of the Trust or the Trustee's death, resignation or removal, whichever occurs first. While a Trustee may be elected or appointed for additional terms, no Independent Trustee shall serve for longer than twelve years from the date of original appointment or election or past the end of the calendar year of the Trustee's 72nd birthday. If you would like more information about the Trustees, you may call 1-800-USFUNDS (1-800-873-8637) to request a free copy of the Statement of Additional Information.

NON-INTERESTED TRUSTEES

NAME (AGE)
ADDRESS
POSITIONS HELD WITH TRUST
LENGTH OF TIME SERVED
NUMBER OF PORTFOLIOS IN FUND      PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITIONS
COMPLEX OVERSEEN BY TRUSTEE      DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD
=================================================================================
J. Michael Belz (50)             PRINCIPAL OCCUPATION: President and Chief
7900 Callaghan Road              Executive Officer of Catholic Life Insurance
San Antonio, TX 78229            since 1984.
Trustee
1998 to present
Three Portfolios
---------------------------------------------------------------------------------
Richard E. Hughs (67)            PRINCIPAL OCCUPATION: School of Business, State
7900 Callaghan Road              University of New York at Albany: Professor
San Antonio, TX 78229            Emeritus since September 2001, Professor from
Trustee                          1990 to 2001; Dean from 1990 to 1995; Director
1994 to present                  of MBA program from 1996-2001.
Three Portfolios
---------------------------------------------------------------------------------
Clark R. Mandigo (60)            PRINCIPAL OCCUPATION: Restaurant operator,
7900 Callaghan Road              business consultant since 1991.
San Antonio, TX 78229            OTHER DIRECTORSHIPS HELD: Director of Lone Star
Trustee                          Steakhouse & Saloon, Inc. since 1992, and
1993 to present                  Horizon Organic Holding Corporation since 1996.
Twelve Portfolios
=================================================================================

                                                                  45



  TRUSTEES AND OFFICERS (UNAUDITED)                 October 31, 2003

INTERESTED TRUSTEE

NAME (AGE)
ADDRESS
POSITIONS HELD WITH TRUST
LENGTH OF TIME SERVED
NUMBER OF PORTFOLIOS IN FUND      PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITIONS
COMPLEX OVERSEEN BY TRUSTEE      DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD
=================================================================================
Frank Holmes * (48)              PRINCIPAL OCCUPATION: Chairman of the Board of
7900 Callaghan Road              Directors, Chief Executive Officer and Chief
San Antonio, TX 78229            Investment Officer of the Adviser. Since October
Trustee, Chief Executive         1989, Mr. Holmes has served and continues to
Officer, Chief Investment        serve in various positions with the Adviser, its
Officer, President               subsidiaries, and the investment companies it
1989 to present                  sponsors.
Twelve Portfolios                OTHER DIRECTORSHIPS HELD: Director of Franc-Or
                                 Resources Corp. from November 1994 to November
                                 1996 and from June 2000 to present. Director of
                                 71316 Ontario, Inc. since April 1987 and of F.
                                 E. Holmes Organization, Inc. since July 1978.
                                 Director of Fortress IT Corp. (formerly
                                 Consolidated Fortress) since November 2000.
                                 Director of Broadband Collaborative Solutions
                                 from May 2000 to June 2002.
=================================================================================


*Mr. Holmes is an "interested person" of the Trust by virtue of his positions with U.S. Global Investors, Inc.

  TRUSTEES AND OFFICERS (UNAUDITED)                 October 31, 2003

The following table presents information about each Officer of the Trust as of October 31, 2003, together with a brief description of their principal occupations during the last five years. Each holds office until his or her successor is duly elected and qualified.

OFFICERS

NAME (AGE)
ADDRESS
POSITIONS HELD WITH TRUST
LENGTH OF TIME SERVED              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
================================================================================
Frank Holmes (48)                Chairman of the Board of Directors, Chief
7900 Callaghan Road              Executive Officer and Chief Investment Officer
San Antonio, TX 78229            of the Adviser. Since October 1989, Mr. Holmes
Trustee, Chief Executive         has served and continues to serve in various
Officer, Chief Investment        positions with the Adviser, its subsidiaries,
Officer, President               and the investment companies it sponsors.
1989 to present
--------------------------------------------------------------------------------
Susan McGee (44)                 President and General Counsel of the Adviser.
7900 Callaghan Road              Since September 1992, Ms. McGee has served and
San Antonio, TX 78229            continues to serve in various positions with
Executive Vice President,        the Adviser, its subsidiaries, and the
Secretary, General Counsel       investment companies it sponsors.
1997 to present
--------------------------------------------------------------------------------
Tracy C. Peterson (31)           Treasurer of the Trust and Chief Financial
7900 Callaghan Road              Officer of the Adviser. Since 1996, Mr.
San Antonio, TX 78229            Peterson has served in various positions with
Treasurer                        the Adviser, its subsidiaries, and the
1998 to present                  investment companies it sponsors.
================================================================================

  ADDITIONAL INFORMATION (UNAUDITED)

CHANGE IN INDEPENDENT AUDITORS

On September 24, 2003, Ernst & Young LLP ("E&Y") resigned as the Trust's independent auditors for the fiscal year ending October 31, 2003. E&Y's audit reports on the Trust's financial statements for the fiscal years ended October 31, 2002 and October 31, 2001 contained no adverse opinion or disclaimer of opinion, nor were their reports qualified or modified as to uncertainty, audit scope, or accounting principles. During the Trust's fiscal years ended October 31, 2002 and October 31, 2001 and the interim period commencing November 1, 2002 and ending September 24, 2003, (i) there were no disagreements between the Trust and E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On October 15, 2003, the Audit Committee and the Board of Trustees voted to appoint KPMG LLP as the Trust's independent auditors for the fiscal year ended October 31, 2003. During the Trust's fiscal years ended October 31, 2002 and October 31, 2001 and the interim period commencing November 1, 2002 and ending September 24, 2003, neither the Trust nor anyone on its behalf had consulted KPMG LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said
Item 304).

  ADDITIONAL INFORMATION (UNAUDITED)

ADDITIONAL FEDERAL TAX INFORMATION

The percentage of ordinary income dividends paid, or deemed to have been paid, by the funds during the fiscal year ended October 31, 2003, which qualify for the Dividends Received Deduction available to corporate shareholders was:

    MegaTrends                  43.15%
    Eastern European            14.12%

Under Section 854(b)(2) of the Internal Revenue Code, MegaTrends and Eastern European funds designate up to a maximum of $87,066 and $853,604, respectively, as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue Code for the fiscal year ended October 31, 2003. In January 2004, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2003. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Certain dividends paid by the funds during the calendar year 2003 may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with the 2003 Form 1099-DIV. Shareholders should use the information on Form 1099-DIV for their income tax returns.

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

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


                                   APPENDIX


     Page 6, 10 and 14 of the printed annual report contains a Fund Graph. The information contained within the graph is presented in a tabular format immediately following the graph.

Item 2. Code of Ethics.

(a) As of the end of the period covered on this report, the registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 10(a)(1).

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that the registrant has at least one "audit committee financial expert" serving on its audit committee: Mr. Mandigo is "independent" (as defined in Item 3 of Form N-CSR.)

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert" designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

Not applicable. Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 5. Audit Committee of Listed Registrants

Not applicable to the registrant.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 9. Controls and Procedures.

(a) The registrant"s president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no change in the registrant's internal control over financial reporting that occurred in the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Code of ethics that is subject to the disclosure of Item 2 hereof

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(a)(3) Not applicable

(b) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. Global Accolade Funds




By:      /s/Frank E. Holmes
         -------------------
         Frank E. Holmes
         President, Chief Executive Officer
Date:    January 5, 2003




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:      /s/ Frank E. Holmes
         --------------------
         Frank E. Holmes
         President, Chief Executive Officer
Date:    January 5, 2003




By:      /s/ Tracy C. Peterson
         ---------------------
         Tracy C. Peterson
         Treasurer
Date:    January 5, 2003

                                                                  Exhibit (a)(1)


                           U.S. Global Accolade Funds
                               Code of Ethics for
                Principal Executive and Senior Financial Officer

                                             Adopted: October 3, 2003


I.       Covered Officers/Purpose of Code

The U.S. Global Accolade Funds, a Massachusetts business trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). This Code of Ethics ("Code") for the Trust and its series funds (collectively, the "Funds" and each a "Fund") applies to the Trust's Principal Executive Officer and Principal Financial Officer (the "Covered Officers" each of whom are set forth in Exhibit A) for the purpose of promoting:

o Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
o Full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by or on behalf of the Funds;
o    Compliance with applicable governmental laws, rules and regulations;
o The prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and
o    Accountability for adherence to the Code.

Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II. Covered Officers Should Ethically Handle Actual and Apparent Conflicts of Interest

A "conflict of interest" occurs when a Covered Officer's private interests interfere with the interests of, or his service to, the Trust. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Trust.

Certain conflicts of interest arise out of the relationships between Covered Officers and the Trust and are already subject to conflict of interest provisions in the Investment Company Act and the Investment Advisers Act of 1940, as amended (the "Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Funds because of their status as "affiliated persons." Compliance programs and procedures of the Trust and the Trust's investment adviser, U.S. Global Investors, Inc. ("Adviser"), are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Trust and the Adviser. As a result, this Code recognizes that Covered Officers will, in the normal course of their duties (whether formally for the Trust or for the Adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Adviser and the Trust. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Trust and the Adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Trust. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Trust's board of trustees that the covered officers may also be officers or officers of one or more other investment companies covered by this or other codes.

Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of the Covered Officer should not be placed improperly before the interests of the Trust.

Each Covered Officer must:

o Not use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds;
o Not cause the Trust to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds; and
o Not use material non-public knowledge of portfolio transactions made or contemplated transaction for a Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions

Certain material conflict of interest situations require written pre-approval from the Adviser's General Counsel. Examples of material conflict of interest situations requiring pre-approval include:

o    Service as a director on the board of any public company;
o    The receipt of any non-nominal gifts;
o The receipt of any entertainment from any company with which the Trust has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;
o Any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than its Adviser, principal underwriter, administrator or any affiliated person thereof; and
o A direct or indirect financial interest in commissions, transaction charges, or spreads paid by a Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

The Trust's Independent Trustees will be provided a list of any such written pre-approvals in connection with the next regularly scheduled Board meeting.

III.     Disclosure and Compliance

o Each Covered Officer should familiarize himself with the disclosure requirements generally applicable to the Trust;

o Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Trust, including to the Trust's Board of Trustees ("Board") and auditors, and to governmental regulators and self-regulatory organizations;

o Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers of the Trust and officers and employees of the Adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Trust files with, or submits to, the SEC and in other public communications made by or on behalf of the Funds; and

o It is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.  Reporting and Accountability

Each Covered Officer must:

o Upon adoption of the Code (or thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Board that he has received, read and understands the Code;

o Annually thereafter affirm to the Board that he has complied with the requirements of the Code;

o Not retaliate against any other Covered Officer, other officer of the Trust, any employee of the Adviser or any of their affiliated persons for reports of potential violations that are made in good faith; and

o Notify the Adviser's General Counsel promptly if he knows of any violation of this Code. Failure to do so is itself a violation of this Code.

The Adviser's General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers of any provision of this Code will be considered by the Independent Trustees.

The Trust will follow the following procedures in investigating and enforcing this Code:

o    The  Adviser's  General  Counsel  will  take  all  appropriate   action  to
     investigate any reported potential violations;

o If, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

o Any matter that the General Counsel believes is a violation will be reported to the Independent Trustees;

o If the Independent Trustees concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the Adviser or its board; or a recommendation to dismiss the Covered Officer;

o The Independent Trustees will be responsible for granting waivers, as appropriate; and

o Any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.   Other Policies and Procedures

This Code shall be the sole code of ethics  adopted by the Trust for purposes of
Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Trust, the Adviser, principal underwriter, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superceded by this Code to the extent that they overlap or conflict with the provisions of this Code. The Code of Ethics under Rule 17j-1 under the Investment Company Act is a separate requirement applying to the Covered Officers and others, and is not part of this Code.

VI.      Amendments

Except as to Exhibit A, this Code may not be amended except in written form, which is specifically approved or ratified by a majority vote of the Board, including a majority of Independent Trustees.

VII.     Confidentiality

All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Board, officers of the Trust, Trust counsel, counsel to the Independent Trustees and counsel for the Adviser.

VIII.    Internal Use

The Code is intended solely for the internal use by the Trust and does not constitute an admission, by or on behalf of any Trust, as to any fact, circumstance, or legal conclusion.

                     Persons Covered by this Code of Ethics




Frank E. Holmes, Principal Executive Officer of U.S. Global Accolade Funds

Tracy C. Peterson, Principal Financial Officer of U.S. Global Accolade Funds

                                                                  Exhibit (a)(2)


                            Section 302 Certification

I, Frank E. Holmes, certify that:

1.   I have reviewed this report on Form N-CSR of U.S. Global Accolade Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     (c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:    January 5, 2003


/s/ Frank E. Holmes
--------------------
Frank E. Holmes
Chief Executive Officer

                           Section 302 Certification

I, Tracy C. Peterson, certify that:

1.   I have reviewed this report on Form N-CSR of U.S. Global Accolade Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     (c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:    January 5, 2003



/s/Tracy C. Peterson
---------------------
Tracy C. Peterson
Treasurer

                                                                     Exhibit (b)


 Certification of Principal Executive Officer and Principal Financial Officer
           Pursuant to Section 906 of the Sarbanes-Oxley Act of 2003

In connection with this annual report on Form N-CSR for U.S. Global Accolade Funds (the Registrant) for the period ended October 31, 2003, as furnished to the Securities and Exchange Commission (the "Report"), the undersigned officers of the Registrant hereby certify, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that to the best of each such officer's knowledge and belief:

(1) The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

(2) The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the registrant.





By:      /s/ Frank E. Holmes
         -------------------
         Frank E. Holmes
         President, Chief Executive Officer
Date:    January 5, 2003




By:      /s/ Tracy C. Peterson
         ----------------------
         Tracy C. Peterson
         Treasurer
Date:    January 5, 2003